UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin California
Tax-Free Income Fund
September 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended September 30, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic. Gross domestic product (GDP) accelerated
in 2021’s first and second quarters as the reopening of
businesses, widespread COVID-19 vaccinations and federal
assistance programs continued to boost consumer spending.
During the summer, however, investors became concerned
that the swiftly spreading Delta variant of COVID-19 could
hinder the economic recovery.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets.
The Federal Reserve also adjusted its GDP and inflation
projections higher and expected to begin decreasing its
asset purchases later this year, while delaying any interest rate increases until reaching its goal of maximum U.S.
employment.
During the six-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a +1.15%
cumulative total return as investors were attracted to tax-
free income in a stable interest-rate environment.
1
Factors
contributing to this positive investment environment for
municipals included strong demand, higher sales tax
collections and federal relief that benefited municipal issuers, and actions by the Federal Reserve to help maintain a low
interest-rate environment.
Franklin California Tax-Free Income Fund’s semiannual
report includes more detail about municipal bond market
conditions and a discussion from the portfolio managers.
In addition, on our website, franklintempleton.com, you can
find updated commentary by our municipal bond experts.
Municipal bonds provide tax-free income and diversification
from equities. Despite periods of volatility, municipal
bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of
September 30, 2021, unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin California Tax-Free Income Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 36
Notes to Financial Statements 40
Shareholder Information 47
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin California Tax-Free Income Fund
This semiannual report for Franklin California Tax-Free
Income Fund covers the period ended September 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes, including
alternative minimum tax, and exempt from California
personal income taxes for California residents as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing at least 80% of its total assets in investment-grade municipal
securities that pay interest free from such taxes.

Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $7.71 on March 31, 2021, to $7.72
on September 30, 2021. The Fund’s Class A shares paid
dividends totaling 9.5480 cents per share for the reporting
period.

The Performance Summary beginning on page 6
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.27%, based on
an annualization of September’s 1.5154 cents per share
monthly dividend and the maximum offering price of $8.02
on September 30, 2021. An investor in the 2021 maximum
combined effective federal and California personal income
tax bracket of 53.10% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.84% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
The U.S. and the rest of the world continued to manage the
recovery from the COVID-19 pandemic that has caused
significant economic and personal hardship throughout
the past six months ended September 30, 2021. Fifty-six
percent of the U.S. population had been fully immunized
by period-end, but the remaining population were either
hesitant to receive the vaccine or did not have ready access to it, stalling vaccination growth. After falling from an all-time high in January 2021, infections fell through the spring and beginning summer months of 2021. However, starting in mid-
July 2021, daily new case rates rose throughout the U.S.
to levels last seen in February 2021. U.S. state and local
authorities were hesitant to return to restrictions, keeping most businesses and schools open, but many extended
face-mask requirements. Although most new cases were
confined to unvaccinated individuals, there were a growing
number of breakthrough infections of the vaccinated, leading the U.S. Food and Drug Administration to authorize booster
shots for the elderly and essential workers.
Second quarter 2021 U.S. gross domestic product (GDP)
growth disappointed many economists at just 6.7% but, for
the first time, overall real GDP exceeded pre-COVID-19
levels from the fourth quarter 2019. Employment improved,
driving the unemployment rate to 4.8% in September 2021,
down from a peak of 14.8% seen in April 2020. Inflation
picked up through the summer months of 2021 as global
supply-chain bottlenecks and rising input prices limited
output growth that was met with pent-up demand for
goods. U.S. political tensions increased over a proposed
new government spending bill for infrastructure projects.
Additionally, the U.S. Congress did not reach a deal to
increase the current debt ceiling which is projected to be
exhausted sometime later in 2021, potentially adding to
near-term volatility.
The U.S. Federal Reserve (Fed) continued on its path
toward tapering its current level of U.S. Treasury (UST) and agency mortgage-backed securities purchases, changing
the language of its September 2021 meeting statement to
“a moderation in the pace of asset purchases may soon be
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Franklin California Tax-Free Income Fund

franklintempleton.com
Semiannual Report
warranted” so long as economic progress continues broadly
as expected. Fed Chair Jerome Powell noted there was
unanimous support among Fed participants to conclude
tapering by mid-2022. The updated economic projections
from participants showed that the Fed remains evenly
divided between hiking and holding the federal funds rate
steady in 2022. The median projections remain divided
between three to four hikes by the end of 2023, followed
by another three hikes by the end of 2024. However, the
wide dispersion of policy rate forecasts over 2023 and 2024
suggests that there is much less consensus on the amount
of rate hikes per year.
Strong demand for municipal (muni) bonds continued
throughout the period under review, pushing ratios of 30-
year muni bonds versus UST yields in June 2021 to all-time
lows. Although these and other maturity ratios have since
increased, they remain at historically rich levels. In times of increased UST volatility throughout the six months,
muni bond valuations suffered declines only to rally once
stability returned to the market. Muni issuers had projected severe budget deficits in 2020 and 2021, but these proved
unfounded as consumer spending recovered more quickly
than anticipated, leading to higher sales tax collections.
Additionally, the U.S. federal government provided $350
billion in relief to muni issuers as part of the fiscal stimulus package passed in March 2021. A strong U.S. housing
market also provided support to local and state governments
as home price appreciation rates reached historic highs. The
U.S. Congress has taken up a number of initiatives that may
have an impact on the muni bond market. While the size and
composition has yet to be settled on, Congress has been
debating large infrastructure bills that could lead to increased issuance of muni bonds. In addition, potential changes to the tax code could increase taxes on wealthy individuals which,
in time, could increase demand for tax-exempt muni bonds.
For the six-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s 500
®
Index, which posted a +9.18%
total return for the period.
3
Investment-grade muni bonds,
as measured by the Bloomberg Municipal Bond Index,
posted a +1.15% total return, while USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a +1.83% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
+3.54% total return.

State Update
During the six-month period, California’s large, diverse
economy, with its recent trend of strong revenue
performance, and the use of surplus funds to build reserves, has enabled the state to deal with economic and fiscal
challenges due to COVID-19. California’s unemployment
rate began the period at 8.3% and ended at 7.5%, compared
with the 4.8% national rate. The State’s enacted fiscal year
(FY) 2021 budget provided increased spending, including
tax rebates for low-income families, while maintaining strong reserves as a result of the FY 2020 budget surplus, which
was in contrast to the estimated budget shortfall estimated
a year ago. California’s net tax-supported debt was $2,144
per capita and 3.0% of personal income, compared with
the $1,030 and 1.9% national medians, respectively.

Independent credit rating agency Moody’s Investors Service
assigned California’s general obligation bonds an Aa- rating with a stable outlook.
5
Moody’s rating reflected it’s view of
the state’s massive economy and wealth and its ability to
generate resources and sustain structural balance during
periods of economic stability or weakness. The rating also
recognizes California’s challenges of a volatile revenue
structure, vulnerability to federal policy and funding,
especially with regards to healthcare given the state’s broad expansion of Medicaid, a high cost of living and the potential need to expand financial support for rapidly rising school
district pensions.
*Does not include cash and cash equivalents.
Portfolio Composition
9/30/21
% of Total
Investments*
Transportation 23.67%
Refunded 14.05%
Local 12.98%
Utilities 10.35%
Health Care 9.37%
Industrial Dev. Revenue and Pollution Control 5.66%
Education 5.53%
Housing 5.01%
State General Obligation 4.72%
Special Tax 3.99%
Lease 3.62%
Other Revenue Bonds 1.05%
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing, 6/14/21
.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Franklin California Tax-Free Income Fund

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Semiannual Report
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Based on the combination of our value-oriented philosophy
of investing primarily for income and a positive-sloping
municipal yield curve, we favored the use of longer-term
bonds. Consistent with our strategy, we sought to purchase
bonds that ranged from 10 to 30 years in maturity with good
call features. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2021
Franklin California Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +1.36% -2.44%
1-Year +2.85% -1.01%
5-Year +16.61% +2.34%
10-Year +57.74% +4.26%
Advisor
6-Month +1.49% +1.49%
1-Year +3.12% +3.12%
5-Year +17.75% +3.32%
10-Year +59.99% +4.81%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield

A 2.27% 4.84% 1.14% 2.43%
Advisor 2.61% 5.57% 1.44% 3.07%
See page 7 for Performance Summary footnotes.

Franklin California Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The price of debt securities generally falls as inflation increases, and debt securities that pay a fixed rather than variable interest rate are more vulnerable to inflation risk. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse eco-
nomic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(4/1/21–9/30/21)
Share Class
Net Investment
Income
A $0.095480
A1 $0.101529
C $0.079816
R6 $0.106722
Advisor $0.105275
Total Annual Operating Expenses
8
Share Class
A 0.76%
Advisor 0.51%

Your Fund’s Expenses
Franklin California Tax-Free Income Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,013.60 $3.74 $1,021.35 $3.76 0.74%
A1 $1,000 $1,014.40 $2.97 $1,022.12 $2.98 0.59%
C $1,000 $1,011.60 $5.79 $1,019.32 $5.81 1.15%
R6 $1,000 $1,015.10 $2.34 $1,022.75 $2.34 0.46%
Advisor $1,000 $1,014.90 $2.50 $1,022.59 $2.51 0.49%

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
September
30, 2021
(unaudited)
Year Ended March 31,
Year Ended
March 31,
2019
a
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $7.71 $7.50 $7.44 $7.27
Income from investment operations
b
:
Net investment income
c
...................................... 0.10 0.22 0.22 0.14
Net realized and unrealized gains (losses) ........................ 0.01 0.20 0.08 0.15
Total from investment operations ................................. 0.11 0.42 0.30 0.29
Less distributions from:
Net investment income ....................................... (0.10) (0.21) (0.24) (0.12)
Net asset value, end of period ................................... $7.72 $7.71 $7.50 $7.44
Total return
d
................................................ 1.36% 5.66% 3.98% 4.11%
Ratios to average net assets
e
Expenses
f
.................................................. 0.74% 0.75% 0.76% 0.76%
Net investment income ........................................ 2.49% 2.79% 2.97% 3.38%
Supplemental data
Net assets, end of period (000’s) ................................. $2,478,689 $2,074,343 $1,395,165 $524,756
Portfolio turnover rate ......................................... 11.45% 14.41% 15.74% 14.12%
a
For the period September 10, 2018 (effective date) to March 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
September
30, 2021
(unaudited)
Year Ended March 31,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.70 $7.49 $7.43 $7.31 $7.38 $7.59
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.23 0.24 0.26 0.26 0.27
Net realized and unrealized gains (losses) 0.01 0.20 0.07 0.12 (0.06) (0.22)
Total from investment operations ........ 0.11 0.43 0.31 0.38 0.20 0.05
Less distributions from:
Net investment income .............. (0.10) (0.22) (0.25) (0.26) (0.27) (0.26)
Net asset value, end of period .......... $7.71 $7.70 $7.49 $7.43 $7.31 $7.38
Total return
c
....................... 1.44% 5.83% 4.14% 5.34% 2.66% 0.68%
Ratios to average net assets
d
Expenses ......................... 0.59%
e
0.60%
e
0.61%
e
0.60%
e
0.59% 0.59%
Net investment income ............... 2.66% 2.97% 3.12% 3.54% 3.53% 3.54%
Supplemental data
Net assets, end of period (000’s) ........ $10,849,181 $11,084,478 $11,448,334 $11,824,206 $12,154,752 $12,425,129
Portfolio turnover rate ................ 11.45% 14.41% 15.74% 14.12% 13.05% 19.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
September
30, 2021
(unaudited)
Year Ended March 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.69 $7.47 $7.41 $7.30 $7.36 $7.58
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.19 0.20 0.22 0.22 0.23
Net realized and unrealized gains (losses) 0.01 0.21 0.07 0.11 (0.06) (0.23)
Total from investment operations ........ 0.09 0.40 0.27 0.33 0.16 —
Less distributions from:
Net investment income .............. (0.08) (0.18) (0.21) (0.22) (0.22) (0.22)
Net asset value, end of period .......... $7.70 $7.69 $7.47 $7.41 $7.30 $7.36
Total return
c
....................... 1.16% 5.40% 3.57% 4.63% 2.23% (0.02)%
Ratios to average net assets
d
Expenses ......................... 1.15%
e
1.16%
e
1.16%
e
1.16%
e
1.15% 1.14%
Net investment income ............... 2.12% 2.42% 2.57% 2.98% 2.97% 2.99%
Supplemental data
Net assets, end of period (000’s) ........ $837,329 $1,018,197 $1,118,612 $1,124,954 $1,527,772 $1,659,070
Portfolio turnover rate ................ 11.45% 14.41% 15.74% 14.12% 13.05% 19.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
September
30, 2021
(unaudited)
Year Ended March 31,
Year Ended
March 31,
2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $7.69 $7.48 $7.42 $7.30 $7.46
Income from investment operations
b
:
Net investment income
c
......................... 0.11 0.24 0.25 0.27 0.18
Net realized and unrealized gains (losses) ........... 0.01 0.20 0.07 0.12 (0.18)
Total from investment operations .................... 0.12 0.44 0.32 0.39 —
Less distributions from:
Net investment income .......................... (0.11) (0.23) (0.26) (0.27) (0.16)
Net asset value, end of period ...................... $7.70 $7.69 $7.48 $7.42 $7.30
Total return
d
................................... 1.51% 5.97% 4.28% 5.45% (0.05)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.47% 0.47% 0.47% 0.47% 0.49%
Expenses net of waiver and payments by affiliates ....... 0.46%
f
0.47%
f,g
0.46%
f
0.46%
f
0.48%
Net investment income ........................... 2.78% 3.08% 3.27% 3.68% 3.64%
Supplemental data
Net assets, end of period (000’s) .................... $338,235 $281,038 $186,078 $103,760 $85,534
Portfolio turnover rate ............................ 11.45% 14.41% 15.74% 14.12% 13.05%
a
For the period August 1, 2017 (effective date) to March 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
September
30, 2021
(unaudited)
Year Ended March 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.69 $7.48 $7.42 $7.30 $7.36 $7.58
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.24 0.24 0.26 0.27 0.28
Net realized and unrealized gains (losses) 0.01 0.20 0.08 0.13 (0.06) (0.23)
Total from investment operations ........ 0.12 0.44 0.32 0.39 0.21 0.05
Less distributions from:
Net investment income .............. (0.11) (0.23) (0.26) (0.27) (0.27) (0.27)
Net asset value, end of period .......... $7.70 $7.69 $7.48 $7.42 $7.30 $7.36
Total return
c
....................... 1.49% 5.94% 4.24% 5.44% 2.89% 0.65%
Ratios to average net assets
d
Expenses ......................... 0.49%
e
0.51%
e
0.51%
e
0.51%
e
0.50% 0.49%
Net investment income ............... 2.76% 3.06% 3.22% 3.63% 3.62% 3.64%
Supplemental data
Net assets, end of period (000’s) ........ $2,687,903 $2,498,587 $1,888,402 $1,641,388 $1,572,721 $1,463,633
Portfolio turnover rate ................ 11 .45% 14.41% 15.74% 14.12% 13.05% 19.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited), September 30, 2021
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.8%
California 94.0%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ $ 10,000,000 $ 10,639,140
Alameda Corridor Transportation Authority ,
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn ., 10/01/29 .... 20,000,000 17,613,780
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn ., 10/01/30 .... 41,665,000 35,774,165
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 20,779,067
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn ., 9/01/27 ................................... 3,035,000 2,816,278
Alisal Union School District ,
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/32 ........................... 3,355,000 2,745,874
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/33 ........................... 3,610,000 2,875,029
GO, 2009 B, AGMC Insured, Zero Cpn ., 2/01/34 ........................... 3,345,000 2,621,556
Alvord Unified School District ,
GO, 2011 B, AGMC Insured, Zero Cpn ., 8/01/36 ........................... 15,000,000 10,175,830
GO, 2011 B, AGMC Insured, Zero Cpn ., 8/01/46 ........................... 42,500,000 54,206,744
GO, A, Pre-Refunded, AGMC Insured, 5%, 8/01/42 ........................ 34,690,000 37,748,399
Anaheim Public Financing Authority ,
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn ., 9/01/24 ......... 26,855,000 26,404,435
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn ., 9/01/26 ......... 29,430,000 28,025,597
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn ., 9/01/27 ......... 22,860,000 21,312,447
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn ., 9/01/28 ......... 14,425,000 13,132,279
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn ., 9/01/29 ......... 24,810,000 21,998,233
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn ., 9/01/32 ......... 13,665,000 11,126,356
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn ., 9/01/33 ......... 37,070,000 29,289,103
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn ., 9/01/34 ......... 24,970,000 19,108,313
City of Anaheim, Revenue, 1997 C, AGMC Insured, ETM, Zero Cpn ., 3/01/37 ..... 15,080,000 11,529,355
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn ., 8/01/26
8,570,000 8,133,247
Antelope Valley Community College District , GO , 2015 , Pre-Refunded , 5% , 8/01/39 ..
11,750,000 13,584,090
Baldwin Park Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/43 ....................... 5,000,000 5,436,007
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn ., 8/01/48 .................. 25,000,000 4,312,760
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn ., 8/01/53 .................. 60,000,000 7,042,782
Bay Area Toll Authority ,
Revenue, 2013 S-4, Pre-Refunded, 5%, 4/01/43 ........................... 36,040,000 38,637,821
Revenue, 2013 S-4, Pre-Refunded, 5.125%, 4/01/48 ....................... 47,355,000 50,856,580
Revenue, 2013 S-4, Pre-Refunded, 5.25%, 4/01/53 ........................ 33,000,000 35,501,559
Revenue, 2017 F-1, Pre-Refunded, 5%, 4/01/56 ........................... 60,000,000 74,021,496
Revenue, 2017 S-7, Refunding, 4%, 4/01/42 ............................. 84,260,000 95,953,131
Revenue, 2017 S-7, Refunding, 4%, 4/01/47 ............................. 72,000,000 81,492,386
Revenue, 2019 S-8, Refunding, 5%, 4/01/56 ............................. 25,000,000 30,987,095
a
Revenue, 2021 A, Refunding, Mandatory Put, 2%, 4/01/28 ................... 12,000,000 12,716,563
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 11,852,886
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn ., 8/01/40 ..
11,000,000 6,481,000
California Affordable Housing Agency ,
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/40 .............. 1,580,000 1,795,012
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/45 .............. 1,930,000 2,165,033
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/50 .............. 1,855,000 2,070,939
California Community College Financing Authority ,
Revenue, 2001 A, NATL Insured, 5.125%, 4/01/31 ......................... 880,000 899,580
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 8,150,000 9,426,070
b
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 17,000,000 18,588,228
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 25,000,000 26,958,265

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Community Housing Agency, (continued)
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 201 A-1 T, 4.25%,
2/01/38 ........................................................ $ 7,095,000 $ 6,964,115
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%,
2/01/57 ........................................................ 59,855,000 56,482,668
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 9,050,000 9,742,967
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 35,440,000 35,468,781
c
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 27,500,000 25,568,790
Summit at Sausalito Apartments, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ........ 20,000,000 18,953,592
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 5%, 6/01/49 ............................. 1,000,000 1,223,379
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/49 ..................... 3,525,000 4,087,317
Alameda County Tobacco Asset Securitization Corp., Revenue, 2002, 5.875%,
6/01/35 ........................................................ 5,705,000 5,713,824
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 1,120,000 1,329,145
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 1,000,000 1,154,797
Gold Country Settlement Funding Corp., Revenue, 2020 B-1, Refunding, 4%, 6/01/49 225,000 253,685
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/34 .... 10,295,000 10,699,963
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 17,650,000 18,637,438
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 470,000 564,743
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 530,000 632,662
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 625,000 741,711
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 117,983
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 422,067
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 600,000 720,956
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/37 .. 530,000 634,742
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 790,000 943,200
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/39 .. 620,000 737,856
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 830,000 985,315
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 .. 1,120,000 1,293,402
Sonoma County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%, 6/01/49 . 1,200,000 1,461,724
Stanislaus County Tobacco Funding Corp., Revenue, 2002 A, 5.875%, 6/01/43 ... 6,575,000 6,585,191
California Educational Facilities Authority ,
Chapman University, Revenue, 2015, 5%, 4/01/45 ......................... 10,000,000 11,255,150
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/27 ............... 475,000 584,820
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/28 ............... 395,000 498,809
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/29 ............... 400,000 513,878
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/30 ............... 425,000 557,040
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/31 ............... 475,000 634,800
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/47 ............. 11,000,000 12,801,011
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn ., 10/01/26 7,620,000 7,249,760
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn ., 10/01/27 7,365,000 6,858,919
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn ., 10/01/28 4,120,000 3,751,700
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn ., 10/01/30 5,685,000 4,916,170
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn ., 10/01/31 7,615,000 6,408,501
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn ., 10/01/32 7,615,000 6,249,131
Santa Clara University, Revenue, 1999, AMBAC Insured, Zero Cpn ., 9/01/26 ..... 3,655,000 3,189,065
Santa Clara University, Revenue, 2015, Refunding, 5%, 4/01/45 ............... 15,495,000 17,699,587
University of San Francisco, Revenue, 2018 A, 5%, 10/01/48 ................. 10,000,000 11,998,574
University of San Francisco, Revenue, 2018 A, 5%, 10/01/53 ................. 10,000,000 11,975,211
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/40 .. 650,000 805,241
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/45 .. 650,000 794,659

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Enterprise Development Authority, (continued)
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/50 .. $ 650,000 $ 791,748
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/55 .. 1,000,000 1,209,177
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/57 .. 500,000 602,379
California Health Facilities Financing Authority ,
Revenue, 1992 A, California Mortgage Insured, 6.5%, 12/01/22 ............... 270,000 271,288
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/35 .............................................. 1,000,000 1,132,540
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6.25%, 2/01/26 . 5,000,000 5,021,902
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/42 ........................................................ 7,750,000 9,181,816
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/47 ........................................................ 10,370,000 12,220,816
Children's Hospital of Orange County Obligated Group, Revenue, 2011 A, Refunding,
5.25%, 11/01/41 ................................................. 10,000,000 10,038,375
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/27 ................................................... 1,000,000 1,249,106
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/29 ................................................... 1,350,000 1,769,728
City of Hope Obligated Group, Revenue, 2019, 5%, 11/15/49 ................. 37,000,000 44,018,053
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 . 3,500,000 4,149,577
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 . 2,550,000 3,012,284
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/37 . 3,000,000 3,533,467
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/38 . 8,950,000 10,500,764
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/40 . 7,500,000 8,733,020
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 3%, 4/01/44 . 4,340,000 4,564,020
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/44 . 17,215,000 19,737,294
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/49 . 28,500,000 32,469,548
El Camino Hospital, Revenue, 2017, 4.125%, 2/01/47 ...................... 11,000,000 12,251,002
El Camino Hospital, Revenue, 2017, 5%, 2/01/47 .......................... 12,500,000 14,935,300
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/38 ............... 25,000,000 28,912,552
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/44 ............... 385,000,000 442,213,425
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2012 A, Refunding, 5%, 8/15/51 ..................................... 39,455,000 41,106,346
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2016 B, 5%, 8/15/55 .............................................. 12,960,000 15,231,042
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2017 A, 5%, 11/15/56 ............................................. 22,000,000 26,506,454
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
4%, 11/01/40 ................................................... 3,750,000 4,365,926
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
5%, 11/01/50 ................................................... 25,065,000 30,890,835
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/40 ........................................................ 800,000 989,983
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/50 ........................................................ 1,625,000 1,978,866
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/55 ........................................................ 1,600,000 1,934,290
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, Pre-Refunded,
5%, 10/01/38 ................................................... 3,890,000 4,432,859
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, 5%, 10/01/38 .. 5,110,000 5,757,773
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/34 ........................................................ 1,000,000 1,140,746
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/39 ........................................................ 1,450,000 1,643,828
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/44 ........................................................ 1,160,000 1,309,579
Sutter Health Obligated Group, Revenue, 2013 A, Pre-Refunded, 5%, 8/15/52 .... 89,990,000 97,915,806

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Sutter Health Obligated Group, Revenue, 2015 A, Pre-Refunded, 5%, 8/15/43 .... $ 20,000,000 $ 23,498,584
Sutter Health Obligated Group, Revenue, 2016 B, Pre-Refunded, 5%, 11/15/46 ... 36,705,000 44,847,109
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 53,265,000 63,426,518
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/48 ...... 36,810,000 41,567,991
Sutter Health Obligated Group, Revenue, 2018 A, 4%, 11/15/42 ............... 11,680,000 13,329,570
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 34,500,000 41,616,936
California Housing Finance ,
Revenue, 2019-1, A, 4.25%, 1/15/35 ................................... 48,731,140 59,240,796
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 14,819,544 17,474,925
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,964,421 5,762,915
a,b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-1, Mandatory Put, 3%,
9/01/36 ........................................................ 22,535,000 21,882,501
b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-2, Zero Cpn ., 9/01/36 . 1,940,000 1,921,764
California Infrastructure & Economic Development Bank ,
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/40 ........................... 4,015,000 4,749,146
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/43 ........................... 1,900,000 2,247,416
Revenue, 2018, 5%, 10/01/48 ........................................ 10,000,000 12,316,878
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2015 A,
Refunding, 5%, 11/01/41 ........................................... 8,000,000 8,763,051
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 5,000,000 6,499,474
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/26 ..................... 4,500,000 5,428,055
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/28 ..................... 5,750,000 7,315,736
a
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put, 0.4%,
8/01/24 ........................................................ 26,900,000 27,002,110
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/44 ...... 8,000,000 9,922,101
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 30,300,000 37,363,391
a,b
DesertXpress Enterprises LLC, Revenue, 144A, 2020 A, Mandatory Put, 0.2%,
2/01/22 ........................................................ 57,000,000 56,994,500
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/45 ....................................................... 850,000 973,680
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/50 ....................................................... 860,000 980,367
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/55 ....................................................... 915,000 1,039,105
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 3%, 7/01/50 ............................................ 18,995,000 19,776,456
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 4%, 7/01/50 ............................................ 10,000,000 11,378,483
a
Museum Associates, Revenue, 2021 A, Refunding, Mandatory Put, 1.2%, 6/01/28 . 15,000,000 15,053,571
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, FGIC Insured, 5%, 7/01/29 ................... 50,985,000 63,835,596
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 13,460,000 16,895,028
California Municipal Finance Authority ,
Revenue, Senior Lien, 2017 A, Refunding, 4%, 8/15/52 ..................... 27,350,000 29,430,512
1717 University Associates LLC, Revenue, 2020 A, 4.5%, 6/01/52 ............. 11,413,000 11,468,482
1717 University Associates LLC, Revenue, 2020 A-T, 5.25%, 6/01/52 ........... 3,407,000 3,415,431
California Institute of the Arts, Revenue, 2021, 4%, 10/01/46 ................. 965,000 1,116,858
California Institute of the Arts, Revenue, 2021, 4%, 10/01/51 ................. 1,205,000 1,389,575
Channing House, Revenue, 2017 B, California Mortgage Insured, 5%, 5/15/47 .... 10,000,000 11,584,163
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 10,000,000 12,009,247
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/24 ................ 500,000 558,531
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/25 ................ 400,000 462,295
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/26 ................ 400,000 475,393
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/27 ................ 500,000 608,350

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/28 ................ $ 400,000 $ 497,286
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/29 ................ 600,000 760,235
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/30 ................ 700,000 903,644
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/31 ................ 650,000 854,266
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/32 ................ 1,000,000 1,210,043
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/33 ................ 850,000 1,024,809
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/34 ................ 950,000 1,141,141
Community Hospitals of Central California Obligated Group, Revenue, 2015 A,
Refunding, 5%, 2/01/46 ............................................ 15,000,000 17,030,973
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/42 ............................................ 5,500,000 6,556,658
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/47 ............................................ 20,750,000 24,592,414
Concordia University Irvine, Revenue, 2021, 4%, 1/01/37 .................... 1,040,000 1,225,400
Concordia University Irvine, Revenue, 2021, 4%, 1/01/38 .................... 1,000,000 1,175,227
Concordia University Irvine, Revenue, 2021, 4%, 1/01/39 .................... 1,100,000 1,290,270
Concordia University Irvine, Revenue, 2021, 4%, 1/01/40 .................... 1,175,000 1,372,918
Concordia University Irvine, Revenue, 2021, 4%, 1/01/41 .................... 1,280,000 1,491,391
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/42 ......... 5,100,000 6,060,373
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/47 ......... 4,000,000 4,723,700
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/49 ....................................................... 2,670,000 3,104,288
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/45 ... 23,300,000 26,467,957
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,000,000 6,032,667
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 22,400,000 26,856,493
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 61,850,000 73,746,600
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 5,500,000 6,392,877
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/47 .... 8,650,000 9,793,221
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/43 ...................................... 10,000,000 12,108,999
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/49 ...................................... 18,990,000 22,922,406
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 33,895,000 36,606,163
University of La Verne, Revenue, 2017 A, Refunding, 4%, 6/01/47 ............. 10,500,000 11,700,870
California Pollution Control Financing Authority ,
a,b
Republic Services, Inc., Revenue, 144A, 2010 A, Refunding, Mandatory Put, 0.18%,
11/01/21 ....................................................... 26,000,000 25,998,812
a,b
Republic Services, Inc., Revenue, 144A, 2010 B, Refunding, Mandatory Put, 0.13%,
11/01/21 ....................................................... 4,500,000 4,499,794
a,b
Republic Services, Inc., Revenue, 144A, 2017 A-1, Mandatory Put, 0.2%, 10/15/21 12,000,000 11,999,856
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 . 7,250,000 8,731,002
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 11/21/45 1,905,000 2,265,823
San Jose Water Co., Revenue, 2016, 4.75%, 11/01/46 ...................... 15,000,000 16,913,402
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 995,000 1,148,976
b
California School Finance Authority ,
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/29 ............................................ 350,000 402,554
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/38 ............................................ 465,000 519,287
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/48 ............................................ 675,000 741,375
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 4%, 7/01/40 800,000 912,911
California State Public Works Board ,
Revenue, 2012 A, Refunding, 5%, 4/01/31 ............................... 48,070,000 49,215,412

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State Public Works Board, (continued)
Revenue, 2012 A, Refunding, 5%, 4/01/32 ............................... $ 17,885,000 $ 18,311,164
Revenue, 2012 A, Refunding, 5%, 4/01/37 ............................... 29,000,000 29,691,012
Revenue, 2012 G, Refunding, 5%, 11/01/31 .............................. 16,520,000 17,361,654
Revenue, 2013 I, 5%, 11/01/38 ....................................... 40,000,000 43,727,840
Revenue, 2021 B, 5%, 5/01/30 ........................................ 1,250,000 1,630,231
d
Revenue, 2022 A, Refunding, 5%, 8/01/32 ............................... 6,500,000 8,456,035
d
Revenue, 2022 A, Refunding, 5%, 8/01/36 ............................... 7,500,000 9,629,463
Judicial Council of California, Revenue, 2011 D, Refunding, 5%, 12/01/31 ........ 15,000,000 15,114,369
State of California Department of Corrections & Rehabilitation, Revenue, 2019 C,
5%, 11/01/38 ................................................... 5,000,000 6,373,589
California State University ,
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/39 ........................... 1,530,000 1,746,898
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/39 ........................... 21,470,000 24,584,823
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/44 ........................... 30,045,000 34,403,866
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/44 ........................... 2,300,000 2,626,056
Revenue, 2015 A, Refunding, 5%, 11/01/43 .............................. 11,000,000 12,871,611
a
Revenue, 2016 B-2, Refunding, Mandatory Put, 0.55%, 11/01/26 .............. 12,000,000 11,921,052
Revenue, 2017 A, Refunding, 5%, 11/01/42 .............................. 29,105,000 35,194,529
Revenue, 2017 A, Refunding, 5%, 11/01/47 .............................. 63,000,000 75,906,967
Revenue, 2018 A, Refunding, 5%, 11/01/39 .............................. 19,920,000 24,892,944
Revenue, 2018 A, Refunding, 5%, 11/01/43 .............................. 16,870,000 20,913,469
Revenue, 2018 A, Refunding, 5%, 11/01/50 .............................. 17,385,000 21,384,633
Revenue, 2019 A, 5%, 11/01/44 ....................................... 13,100,000 16,635,466
Revenue, 2019 A, 5%, 11/01/49 ....................................... 90,295,000 113,983,216
Revenue, 2019 A, 5%, 11/01/51 ....................................... 40,470,000 51,018,817
California Statewide Communities Development Authority ,
Revenue, 2004 A, Pre-Refunded, AGMC Insured, 5.25%, 10/01/24 ............. 225,000 225,874
Adventist Health System/West Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/35 ........................................................ 9,250,000 10,842,181
Adventist Health System/West Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/48 ........................................................ 67,585,000 80,797,212
CHF-Irvine LLC, Revenue, 2011, Refunding, 5.125%, 5/15/31 ................ 8,000,000 8,027,306
CHF-Irvine LLC, Revenue, 2011, Refunding, 5.375%, 5/15/38 ................ 8,500,000 8,529,032
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/48 .................................................... 7,980,000 9,521,227
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5.125%, 11/15/35 ................................................ 2,000,000 2,160,490
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5.375%, 11/15/44 ................................................ 7,250,000 7,864,484
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5.25%, 10/01/43 ..................................... 3,000,000 3,421,651
a
Kaiser Foundation Hospitals, Revenue, 2004 L, Mandatory Put, 5%, 11/01/29 ..... 38,270,000 49,720,391
a
Kaiser Foundation Hospitals, Revenue, 2009 C-2, Mandatory Put, 5%, 11/01/29 ... 10,000,000 12,992,002
a
Kaiser Foundation Hospitals, Revenue, 2009 C-3, Mandatory Put, 5%, 11/01/29 ... 6,720,000 8,730,625
Kaiser Foundation Hospitals, Revenue, 2012 A, 5%, 4/01/42 ................. 88,945,000 91,106,346
Marin General Hospital Obligated Group, Revenue, 2018 A, 5%, 8/01/34 ........ 1,225,000 1,463,200
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 4%, 1/01/34 ............................................ 3,485,000 3,948,134
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5.25%,
11/15/35 ....................................................... 2,000,000 2,165,687
Carlsbad Unified School District ,
GO, 2009 B, Refunding, 6%, 5/01/34 ................................... 14,000,000 16,024,375
GO, 2011 C, Zero Cpn ., 8/01/35 ....................................... 33,000,000 40,934,358
GO, B, 2%, 8/01/23 ................................................ 1,000,000 1,032,854
GO, B, 2%, 8/01/24 ................................................ 1,000,000 1,047,917

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Centinela Valley Union High School District ,
GO, 2004 A, Refunding, NATL Insured, 5.5%, 8/01/33 ...................... $ 15,630,000 $ 19,784,527
GO, 2012 B, Refunding, AGMC Insured, 5%, 8/01/50 ....................... 3,850,000 4,001,930
Cerritos Public Financing Authority , Tax Allocation , 2002 A , AMBAC Insured , 5% ,
11/01/22 ........................................................ 1,675,000 1,680,199
Chabot-Las Positas Community College District ,
GO, B, 5%, 8/01/22 ................................................ 14,000,000 14,562,010
GO, B, 5%, 8/01/23 ................................................ 14,400,000 15,670,768
GO, B, 5%, 8/01/24 ................................................ 5,500,000 6,240,732
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 31,252,584
Charter Oak Unified School District , GO , 2015 A , Pre-Refunded , AGMC Insured , 5% ,
8/01/40 ......................................................... 5,000,000 5,767,879
Chico Unified School District , GO , 2012 A , Pre-Refunded , 5% , 8/01/43 ...........
8,000,000 8,705,310
Chino Valley Unified School District ,
GO, 2020 B, 4%, 8/01/45 ............................................ 3,000,000 3,504,106
GO, 2020 B, 3.375%, 8/01/50 ......................................... 20,500,000 22,024,075
GO, 2020 B, 5%, 8/01/55 ............................................ 12,500,000 15,770,141
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/45 ........... 850,000 950,626
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/50 ........... 900,000 1,003,728
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/45 ........... 1,100,000 1,230,221
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/51 ........... 1,545,000 1,722,216
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/40 ........... 750,000 847,548
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/51 ........... 1,500,000 1,672,055
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/41 ........... 530,000 604,835
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/46 ........... 475,000 537,233
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/51 ........... 525,000 591,790
City of Irvine ,
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/23 ........................................................ 1,630,000 1,746,796
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/26 ........................................................ 1,245,000 1,448,270
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/27 ........................................................ 1,500,000 1,778,417
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/39 290,000 327,357
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/40 160,000 180,522
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/43 320,000 359,107
City of Long Beach ,
Harbor, Revenue, 2017 C, Refunding, 5%, 5/15/47 ......................... 12,210,000 14,654,835
Harbor, Revenue, 2019 A, 5%, 5/15/49 .................................. 18,205,000 22,694,069
City of Los Angeles ,
Revenue, 1993-1, Refunding, NATL, FHA Insured, 6.5%, 7/01/22 .............. 80,000 80,345
Department of Airports, Revenue, 2015 D, 5%, 5/15/41 ..................... 14,500,000 16,595,718
Department of Airports, Revenue, 2016 B, 5%, 5/15/41 ...................... 12,500,000 14,631,351
Department of Airports, Revenue, 2016 B, 5%, 5/15/46 ...................... 53,000,000 61,837,411
Department of Airports, Revenue, 2017 A, 5%, 5/15/47 ...................... 50,350,000 60,220,614
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... 60,000,000 72,893,952
Department of Airports, Revenue, 2018 C, 5%, 5/15/37 ..................... 9,550,000 11,652,486
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/43 ............. 15,005,000 18,677,082
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/48 ............. 33,145,000 40,977,067
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/49 ............. 10,000,000 12,161,324
Department of Airports, Revenue, 2019 E, 5%, 5/15/44 ...................... 22,135,000 27,433,617
Department of Airports, Revenue, 2019 E, 5%, 5/15/49 ...................... 62,940,000 77,591,261
Department of Airports, Revenue, 2019 F, 5%, 5/15/44 ...................... 2,950,000 3,607,866
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 10,500,000 13,518,092
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 8,000,000 10,237,940

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/38 ............. $ 9,925,000 $ 12,672,685
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/39 ............. 10,265,000 13,075,738
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 10,000,000 12,712,549
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/36 ............. 3,665,000 4,692,905
Wastewater System, Revenue, 2015 A, 5%, 6/01/44 ........................ 9,000,000 10,373,963
Wastewater System, Revenue, 2015 C, Refunding, 5%, 6/01/45 ............... 24,690,000 28,430,239
Wastewater System, Revenue, 2018 A, 5%, 6/01/48 ........................ 11,275,000 13,750,149
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,315,000 1,277,648
City of Ontario ,
Community Facilities District No. 13, Special Tax, 2021, Refunding, 4%, 9/01/38 ... 400,000 454,795
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/43 ........... 410,000 460,350
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/51 ........... 1,565,000 1,744,510
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/36 ........... 525,000 604,363
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/42 ........... 650,000 742,800
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/51 ........... 1,375,000 1,557,504
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 8,693,177
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 25,162,984
City of Perris , Revenue , 1988 A , GNMA Insured , ETM, Zero Cpn ., 6/01/23 .........
19,095,000 18,884,363
City of Riverside ,
Electric, Revenue, 2013 A, Refunding, 5%, 10/01/43 ....................... 11,535,000 12,527,898
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/40 ......................... 25,000,000 28,839,398
City of Roseville , Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 ........
5,000 5,017
City of Sacramento ,
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/43 .................... 6,035,000 7,143,307
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/48 .................... 19,830,000 23,330,903
Transient Occupancy Tax, Revenue, 2018 C, 5%, 6/01/48 ................... 9,415,000 11,045,279
Water, Revenue, 2013, Pre-Refunded, 5%, 9/01/38 ........................ 21,630,000 23,623,944
City of San Francisco , Public Utilities Commission Water , Revenue , 2012 A , Pre-
Refunded , 5% , 11/01/43 ............................................. 71,735,000 73,754,993
City of San Jose ,
Hotel Tax, Special Tax, 2011, 6.5%, 5/01/36 .............................. 10,000,000 10,039,246
Hotel Tax, Special Tax, 2011, 6.5%, 5/01/42 .............................. 10,000,000 10,039,093
City of Santa Rosa ,
Wastewater, Revenue, 2020 A, 5%, 9/01/34 .............................. 6,700,000 8,724,176
Wastewater, Revenue, 2020 A, 5%, 9/01/35 .............................. 3,100,000 4,019,980
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 16,921,941
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 74,500,000 70,334,519
b
CMFA Special Finance Agency VIII , Revenue, Senior Lien , 144A, 2021 A-1 , 3% ,
8/01/56 ......................................................... 71,000,000 67,313,666
Coachella Valley Unified School District ,
GO, C, AGMC Insured, Zero Cpn ., 8/01/36 ............................... 8,000,000 5,776,743
GO, C, AGMC Insured, Zero Cpn ., 8/01/37 ............................... 8,000,000 5,598,386
GO, C, AGMC Insured, Zero Cpn ., 8/01/40 ............................... 7,500,000 4,764,384
GO, C, AGMC Insured, Zero Cpn ., 8/01/43 ............................... 10,000,000 5,506,766
Coalinga-Huron Joint Unified School District , GO , B , BAM Insured , 5% , 8/01/48 .....
13,210,000 16,066,927
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn ., 8/01/42 .
16,365,000 8,887,362
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien, 2010 B, 5.7%, 8/01/30 ........................ 10,000,000 10,032,309
Tax Allocation, Second Lien, 2010 B, 6%, 8/01/35 .......................... 11,160,000 11,195,956
Tax Allocation, Second Lien, 2010 B, 6%, 8/01/42 .......................... 10,000,000 10,030,511

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Contra Costa Community College District ,
GO, 2020 C, 4%, 8/01/33 ............................................ $ 1,500,000 $ 1,845,828
GO, 2020 C, 4%, 8/01/34 ............................................ 1,375,000 1,684,889
Corona Community Facilities District ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/45 .................................................... 650,000 725,409
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,500,000 1,665,802
Corona-Norco Unified School District ,
GO, 1998 B, AGMC Insured, Zero Cpn ., 9/01/23 ........................... 2,320,000 2,301,084
GO, 1998 B, AGMC Insured, Zero Cpn ., 9/01/24 ........................... 2,620,000 2,575,296
GO, 1998 B, AGMC Insured, Zero Cpn ., 3/01/25 ........................... 1,400,000 1,365,065
GO, 1998 C, NATL Insured, Zero Cpn ., 9/01/25 ........................... 4,655,000 4,503,541
GO, 1998 C, NATL Insured, Zero Cpn ., 9/01/26 ........................... 6,080,000 5,778,563
GO, A, Pre-Refunded, 5%, 8/01/44 ..................................... 20,000,000 23,505,326
County of Madera , Childrens Hospital Central California Obligated Group , COP , 1998 ,
NATL Insured , 5% , 3/15/23 ........................................... 3,650,000 3,679,245
County of Riverside , Revenue , 1988 B , GNMA Insured , ETM, Zero Cpn ., 6/01/23 ...
26,160,000 25,935,673
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/41 ................... 9,000,000 10,616,846
Airport System, Revenue, Senior Lien, 2016 A, Refunding, 5%, 7/01/41 ......... 10,000,000 11,796,496
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/41 ........ 325,000 370,889
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/46 ........ 325,000 367,581
County of San Bernardino , Revenue , 1989 A , GNMA Insured , ETM, Zero Cpn ., 5/01/22
2,905,000 2,846,172
b
CSCDA Community Improvement Authority ,
d
Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 ........................ 13,000,000 14,029,158
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 12,000,000 12,745,477
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 2.8%, 3/01/47 22,000,000 21,069,728
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 20,000,000 18,927,446
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 12,610,000 13,241,245
Dublin, Revenue, Senior Lien, 144A, 2021 A-1, 2.45%, 2/01/47 ............... 39,000,000 35,407,281
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 45,500,000 42,936,453
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 3,110,000 3,075,103
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 18,465,000 17,604,354
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 2.65%, 12/01/46 ..... 22,250,000 20,951,167
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 43,510,000 41,186,897
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 24,500,000 23,177,507
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,886,040
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/40 ........ 625,000 705,165
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 700,000 783,284
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 10,558,899
Delano Union School District , COP , 1999 , NATL Insured , 5.125% , 1/01/22 .........
365,000 368,514
East Bay Municipal Utility District ,
Water System, Revenue, 2014 A, Refunding, 5%, 6/01/35 ................... 10,000,000 11,200,644
Water System, Revenue, 2014 C, 5%, 6/01/44 ............................ 14,000,000 15,609,790
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/36 ................... 7,355,000 8,521,184
Water System, Revenue, 2015 C, 4%, 6/01/45 ............................ 9,070,000 10,058,560
Water System, Revenue, 2019 A, 5%, 6/01/44 ............................ 4,000,000 5,046,655
Water System, Revenue, 2019 A, 5%, 6/01/49 ............................ 11,700,000 14,677,662
Eastern Municipal Water District ,
Revenue, 2021 A, Refunding, 4%, 7/01/26 ............................... 2,250,000 2,619,075
Revenue, 2021 A, Refunding, 4%, 7/01/27 ............................... 1,750,000 2,079,169
Revenue, 2021 A, Refunding, 4%, 7/01/29 ............................... 1,815,000 2,238,172
Revenue, 2021 A, Refunding, 4%, 7/01/30 ............................... 1,850,000 2,321,168

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Eastern Municipal Water District, (continued)
a
Revenue, 2021 B, Refunding, Mandatory Put, 0.15%, 7/01/24 ................ $ 7,500,000 $ 7,501,803
c
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/46 ....... 2,815,000 3,173,814
c
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/51 ....... 3,405,000 3,826,143
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 35,334,875
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,747,718
Fairfax Elementary School District , GO , 2010 , AGMC Insured , Zero Cpn ., 11/01/48 ..
10,380,000 4,208,869
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
2.493% , 7/25/35 ................................................... 1,055,331 1,090,947
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 20,209,856
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, 5%, 1/15/42 ................... 10,000,000 10,899,945
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 305,000,000 344,780,327
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/53 ............................ 190,000,000 214,781,187
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/31 .............. 35,000,000 41,464,917
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/32 .............. 37,260,000 44,266,411
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/37 .............. 41,250,000 28,872,335
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/38 .............. 77,650,000 52,646,351
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/39 .............. 56,100,000 36,795,132
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/42 .......................... 130,000,000 72,238,894
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/42 .......................... 98,000,000 116,268,660
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn ., 1/01/23 .................... 5,765,000 5,747,143
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn ., 1/01/24 .................... 72,045,000 71,482,451
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn ., 1/01/25 .................... 20,660,000 20,347,976
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn ., 1/01/26 .................... 23,475,000 22,876,296
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn ., 1/01/27 .................... 15,000,000 14,340,225
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn ., 1/01/28 .................... 2,000,000 1,876,942
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn ., 1/01/29 .................... 35,310,000 32,636,991
Fowler Unified School District ,
GO, 2010 C, AGMC Insured, Zero Cpn ., 8/01/41 .......................... 3,095,000 1,898,392
GO, 2010 C, AGMC Insured, Zero Cpn ., 8/01/42 .......................... 3,005,000 1,780,822
Franklin- Mckinley School District , GO , C , Pre-Refunded , BAM Insured , 5% , 8/01/44 .
5,000,000 5,440,819
Fremont Union High School District , GO , 2021 A , 2% , 8/01/23 ..................
3,000,000 3,099,678
Fresno Unified School District , GO , 1999 C , Refunding , NATL Insured , 5.9% , 8/01/22
1,540,000 1,578,890
Fullerton School District , GO , 2002 A , NATL Insured , Zero Cpn ., 8/01/23 ..........
3,030,000 3,006,580
Fullerton School District Financing Authority , Special Tax, Senior Lien , 2013 A ,
Refunding , AGMC Insured , 5% , 9/01/31 ................................. 2,500,000 2,711,451
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn ., 8/01/28
15,000,000 12,155,860
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 2,850,000 2,859,499
Golden State Tobacco Securitization Corp. ,
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/35 ............................ 25,000,000 29,211,958
Revenue, 2015 A, 5%, 6/01/40 ........................................ 95,490,000 109,083,947
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/40 ............................ 117,035,000 136,287,831
Revenue, 2015 A, Refunding, 5%, 6/01/45 ............................... 308,395,000 350,679,809
Revenue, 2018 A-1, Refunding, 5%, 6/01/35 ............................. 28,340,000 34,160,384
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/46 ........ 250,000 280,011
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/51 ........ 500,000 559,504
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/56 ........ 745,000 831,634

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn ., 8/01/24
$ 5,110,000 $ 5,044,751
Grossmont- Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 11,447,753
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 740,112
Hartnell Community College District , GO , 2009 C , Zero Cpn ., 8/01/33 ............
20,000,000 27,101,344
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn ., 8/01/48 .......
37,665,000 15,385,618
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn ., 8/01/28
10,005,000 8,602,276
Independent Cities Finance Authority ,
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/36 ... 700,000 819,815
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/41 ... 900,000 1,039,337
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/46 ... 925,000 1,055,518
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/51 ... 1,250,000 1,423,458
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/46 ........... 1,000,000 1,033,290
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/56 ........... 2,000,000 2,039,251
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 2,960,000 3,450,056
Special Tax, 2020 A, 4%, 9/01/44 ...................................... 6,250,000 7,222,998
Special Tax, 2020 A, BAM Insured, 4%, 9/01/50 ........................... 8,000,000 9,318,348
Special Tax, 2020 A, BAM Insured, 4%, 9/01/54 ........................... 12,285,000 14,299,347
Community Facilities District No. 01-1, Special Tax, 2015, Refunding, BAM Insured,
5%, 9/01/38 .................................................... 7,000,000 7,900,357
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 3/01/57 ........ 10,000,000 11,668,150
Jefferson Union High School District ,
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/25 ..................... 2,515,000 2,803,687
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/29 ..................... 3,075,000 3,938,109
Jurupa Community Services District ,
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/39 .......... 135,000 152,228
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/40 .......... 140,000 157,957
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/50 .......... 1,000,000 1,115,253
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/46 .......... 900,000 1,017,916
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/51 .......... 875,000 986,917
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5.125%, 9/01/37 ...................... 4,000,000 4,332,652
Special Tax, 2013 A, AGMC Insured, 5.25%, 9/01/42 ....................... 3,250,000 3,524,091
Jurupa Unified School District , GO , 2015 A , Pre-Refunded , 5% , 8/01/39 ..........
10,165,000 11,946,582
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,861,217
La Palma Community Development Commission Successor Agency , Tax Allocation ,
1993 , Refunding , 6.1% , 6/01/22 ....................................... 145,000 145,747
Lakeside Union School District , GO , 2010 B , Zero Cpn ., 8/01/45 ................
11,540,000 6,027,969
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 46,096,523
Lancaster School District ,
GO, 1999, NATL Insured, Zero Cpn ., 8/01/25 ............................. 5,495,000 5,290,179
GO, 1999, NATL Insured, Zero Cpn ., 7/01/26 ............................. 5,965,000 5,642,565
d
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/46 ...................... 3,000,000 3,370,066
Lawndale Redevelopment Agency ,
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/39 ........................ 10,280,000 10,320,267
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/44 ........................ 6,085,000 6,109,069
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn ., 8/01/50 .....
20,990,000 9,016,544
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 17,191,476
Long Beach Bond Finance Authority ,
Revenue, 2007 A, 5.5%, 11/15/28 ..................................... 8,000,000 10,214,738
Revenue, 2007 A, 5%, 11/15/29 ....................................... 17,465,000 22,088,579
Revenue, 2007 A, 5.5%, 11/15/30 ..................................... 5,000,000 6,622,498
Revenue, 2007 A, 5%, 11/15/35 ....................................... 69,855,000 95,251,994
Revenue, 2007 A, 5.5%, 11/15/37 ..................................... 35,000,000 50,905,008

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Community College District , GO , 2016 , Refunding , 5% , 8/01/38 .......
$ 10,000,000 $ 12,001,199
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2016 A, Refunding, 5%, 6/01/35 ............................... 17,655,000 21,098,009
Revenue, 2016 A, Refunding, 5%, 6/01/37 ............................... 10,970,000 13,064,909
Revenue, 2016 A, Refunding, 5%, 6/01/38 ............................... 28,160,000 33,480,793
Revenue, 2016 A, Refunding, 5%, 6/01/39 ............................... 10,000,000 11,869,341
Revenue, 2019 A, 5%, 7/01/44 ........................................ 32,030,000 39,686,483
Revenue, 2020 A, Refunding, 5%, 6/01/35 ............................... 21,325,000 27,964,300
Revenue, 2020 A, Refunding, 5%, 6/01/36 ............................... 30,950,000 40,391,393
Revenue, 2020 A, Refunding, 5%, 6/01/37 ............................... 6,500,000 8,458,047
Revenue, 2021 A, 5%, 6/01/22 ........................................ 7,000,000 7,224,622
Revenue, 2021 A, 5%, 6/01/23 ........................................ 7,000,000 7,559,888
Revenue, 2021 A, 5%, 6/01/24 ........................................ 5,500,000 6,197,846
Revenue, 2021 A, 5%, 6/01/25 ........................................ 10,000,000 11,684,598
Revenue, 2021 A, 5%, 6/01/26 ........................................ 4,000,000 4,833,149
Los Angeles County Sanitation Districts Financing Authority , Revenue , 2016 A ,
Refunding , 4% , 10/01/42 ............................................ 16,430,000 17,887,182
Los Angeles Department of Water & Power ,
Revenue, 2020 B, Refunding, 5%, 7/01/39 ............................... 16,420,000 21,164,905
Revenue, 2020 B, Refunding, 5%, 7/01/40 ............................... 45,465,000 58,305,848
Power System, Revenue, 2014 B, 5%, 7/01/43 ............................ 62,000,000 68,028,148
Power System, Revenue, 2014 D, 5%, 7/01/44 ............................ 85,940,000 96,110,845
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/35 ................... 15,105,000 17,215,623
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/36 ................... 17,795,000 20,263,012
Power System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 15,000,000 17,508,893
Power System, Revenue, 2016 B, 5%, 7/01/35 ............................ 11,995,000 14,132,699
Power System, Revenue, 2017 A, 5%, 7/01/42 ............................ 7,710,000 9,277,355
Power System, Revenue, 2017 A, 5%, 7/01/47 ............................ 16,000,000 19,177,925
Power System, Revenue, 2019 A, 5%, 7/01/45 ............................ 18,980,000 23,491,741
Power System, Revenue, 2019 A, 5%, 7/01/49 ............................ 9,185,000 11,373,556
Power System, Revenue, 2019 D, Refunding, 5%, 7/01/44 ................... 8,450,000 10,613,278
Water System, Revenue, 2012 A, 5%, 7/01/43 ............................ 81,095,000 83,974,278
Water System, Revenue, 2014 A, 5%, 7/01/44 ............................ 50,000,000 55,975,565
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 62,660,000 73,254,377
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................... 72,060,000 86,797,459
Water System, Revenue, 2018 A, 5%, 7/01/43 ............................ 13,805,000 16,823,928
Water System, Revenue, 2018 A, 5%, 7/01/48 ............................ 22,375,000 27,112,441
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/48 ................... 10,000,000 12,278,855
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/41 ................... 15,000,000 19,242,335
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/37 ................... 6,035,000 7,857,889
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/38 ................... 20,350,000 26,374,491
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/39 ................... 14,535,000 18,790,392
Los Angeles Unified School District ,
GO, 2020 A, Refunding, 5%, 7/01/32 ................................... 18,480,000 24,370,123
GO, 2020 A, Refunding, 5%, 7/01/33 ................................... 16,520,000 21,665,572
GO, 2020 C, 4%, 7/01/33 ............................................ 2,000,000 2,448,404
GO, 2020 C, 4%, 7/01/36 ............................................ 16,685,000 20,032,071
GO, 2021 A, Refunding, 5%, 7/01/24 ................................... 24,190,000 27,321,574
Los Gatos-Saratoga Joint High School District ,
GO, A, 4%, 8/01/39 ................................................ 10,635,000 11,513,438
GO, A, 4%, 8/01/44 ................................................ 16,090,000 17,432,664
Los Rios Community College District ,
GO, E, 3%, 8/01/23 ................................................ 10,560,000 11,107,162
GO, E, 3%, 8/01/24 ................................................ 8,250,000 8,894,218
GO, E, 3%, 8/01/25 ................................................ 10,000,000 10,987,689

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
McFarland Public Financing Authority , Revenue , 2010 A , AGMC Insured , 5% , 10/01/40
$ 5,115,000 $ 5,132,648
Mendocino-Lake Community College District , GO , 2011 B , AGMC Insured , 5.125% ,
8/01/41 ......................................................... 7,500,000 7,526,579
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/26 ........ 75,000 83,581
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/27 ........ 140,000 157,607
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/28 ........ 105,000 119,257
Metropolitan Water District of Southern California ,
Revenue, 2015 A, 5%, 7/01/40 ........................................ 10,000,000 11,583,968
a
Revenue, 2017 C, Mandatory Put, 0.19%, 5/21/24 ......................... 13,000,000 13,004,445
a
Revenue, 2017 D, Refunding, Mandatory Put, 0.19%, 5/21/24 ................ 23,000,000 23,007,864
Revenue, 2020 A, 5%, 10/01/45 ....................................... 16,665,000 21,113,170
Revenue, 2020 C, Refunding, 5%, 7/01/39 ............................... 25,245,000 32,804,512
Revenue, 2020 C, Refunding, 5%, 7/01/40 ............................... 20,000,000 25,856,922
Revenue, 2021 A, 5%, 10/01/38 ....................................... 5,220,000 6,922,246
Revenue, 2021 A, 5%, 10/01/39 ....................................... 6,150,000 8,133,402
Revenue, 2021 B, Refunding, 4%, 10/01/24 .............................. 4,070,000 4,527,199
Revenue, 2021 B, Refunding, 4%, 10/01/25 .............................. 2,000,000 2,285,633
Revenue, 2021 B, Refunding, 5%, 10/01/26 .............................. 6,250,000 7,627,804
Middle Fork Project Finance Authority , Revenue , 2020 , Refunding , 5% , 4/01/27 .....
3,000,000 3,634,132
Midpeninsula Regional Open Space District , GO , 2018 , 4% , 9/01/48 .............
11,220,000 12,942,287
Milpitas Redevelopment Agency Successor Agency , Tax Allocation , 1997 , NATL
Insured , ETM, 5.5% , 1/15/24 ......................................... 5,595,000 5,952,254
Modesto High School District ,
GO, 2002 A, NATL Insured, Zero Cpn ., 8/01/23 ........................... 10,815,000 10,711,885
GO, 2002 A, NATL Insured, Zero Cpn ., 5/01/27 ........................... 12,770,000 11,917,724
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
11,190,000 13,202,190
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn ., 8/01/32 ...
5,870,000 4,747,925
Moreno Valley Unified School District ,
GO, 2004 A, AGMC Insured, ETM, Zero Cpn ., 8/01/27 ...................... 6,315,000 5,965,436
GO, 2004 A, AGMC Insured, ETM, Zero Cpn ., 8/01/28 ...................... 6,625,000 6,134,600
GO, A, AGMC Insured, 5%, 8/01/44 .................................... 29,220,000 33,707,488
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn ., 8/01/43 ....
55,000,000 61,700,804
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 39,201,805
M-S-R Public Power Agency , Revenue , E , NATL Insured , ETM, 6% , 7/01/22 .......
1,925,000 2,007,993
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/24 ........ 60,000 65,088
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/29 ........ 75,000 85,880
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/35 ........ 120,000 137,802
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/44 ........ 500,000 567,271
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,000,000 1,127,905
Needles Public Financing Authority , Revenue , 1992 A , 7.5% , 8/15/22 .............
150,000 150,473
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 28,295,456
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/41 ............................... 10,000,000 11,822,507
Revenue, 2017 A, Refunding, 5%, 3/01/47 ............................... 20,000,000 23,588,016
Revenue, 2017 B, Refunding, 5%, 3/01/47 ............................... 10,000,000 11,885,492
Revenue, 2021 A, Refunding, 5%, 3/01/29 ............................... 1,505,000 1,899,406
Revenue, 2021 A, Refunding, 5%, 3/01/30 ............................... 1,550,000 1,996,756
Revenue, 2021 A, Refunding, 5%, 3/01/31 ............................... 1,600,000 2,089,961
Revenue, 2021 A, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,591,389
Revenue, 2021 A, Refunding, 5%, 3/01/33 ............................... 2,000,000 2,582,534
Revenue, 2021 B, Refunding, 5%, 3/01/29 ............................... 500,000 642,026
Revenue, 2021 B, Refunding, 5%, 3/01/30 ............................... 600,000 782,361
Revenue, 2021 B, Refunding, 5%, 3/01/31 ............................... 1,000,000 1,325,812
Revenue, 2021 B, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,640,513

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Norman Y Mineta San Jose International Airport SJC, (continued)
Revenue, 2021 B, Refunding, 5%, 3/01/33 ............................... $ 1,400,000 $ 1,842,021
Oceanside Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn ., 8/01/38 ........................... 10,590,000 7,206,110
GO, 2010 B, AGMC Insured, Zero Cpn ., 8/01/39 ........................... 7,860,000 5,177,597
GO, 2015, Refunding, 5%, 8/01/48 ..................................... 12,000,000 13,842,911
Ontario International Airport Authority ,
Revenue, 2021 B, AGMC Insured, 5%, 5/15/28 ........................... 300,000 374,697
Revenue, 2021 B, AGMC Insured, 5%, 5/15/29 ........................... 830,000 1,055,104
Revenue, 2021 B, AGMC Insured, 5%, 5/15/30 ........................... 1,315,000 1,702,501
Revenue, 2021 B, AGMC Insured, 5%, 5/15/31 ........................... 1,000,000 1,318,452
Revenue, 2021 B, AGMC Insured, 5%, 5/15/32 ........................... 2,000,000 2,616,045
Revenue, 2021 B, AGMC Insured, 5%, 5/15/33 ........................... 1,000,000 1,303,407
Revenue, 2021 B, AGMC Insured, 5%, 5/15/34 ........................... 1,000,000 1,298,715
Ontario Montclair School District , GO , 2017 A , 5% , 8/01/46 ....................
11,765,000 14,341,197
Orange County Sanitation District ,
Revenue, 2015 A, Refunding, 5%, 2/01/36 ............................... 8,350,000 9,416,404
Revenue, 2021 A, Refunding, 5%, 2/01/25 ............................... 10,975,000 12,692,053
Orange County Transportation Authority ,
Revenue, 2021, 4%, 10/15/24 ........................................ 40,000,000 44,428,044
Revenue, 2021, 5%, 10/15/24 ........................................ 25,000,000 28,520,820
Orange County Water District ,
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/28 ........................... 13,740,000 16,639,111
COP, 2003 B, Pre-Refunded, NATL Insured, 5%, 8/15/34 .................... 4,140,000 5,707,404
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/34 ........................... 3,305,000 4,389,322
Oxnard School District , GO , C , Pre-Refunded , BAM Insured , 4% , 8/01/44 .........
10,755,000 11,876,755
Palomar Community College District ,
GO, 2010 B, Zero Cpn ., 8/01/39 ....................................... 69,410,000 89,579,005
GO, C, Pre-Refunded, 5%, 8/01/44 .................................... 35,120,000 41,275,353
Palomar Health ,
GO, 2009 A, AGMC Insured, 7%, 8/01/38 ................................ 36,000,000 50,303,725
GO, 2010 A, 6.75%, 8/01/40 .......................................... 60,000,000 82,570,374
Obligated Group, Revenue, 2017, Refunding, AGMC Insured, 5%, 11/01/47 ...... 35,000,000 42,767,806
Panoche Financing Authority ,
Panoche Water District, Revenue, 2021 A, 4%, 9/01/43 ..................... 1,120,000 1,296,832
Panoche Water District, Revenue, 2021 A, 4%, 9/01/51 ..................... 3,070,000 3,508,737
Panoche Water District, Revenue, 2021 B, 0.882%, 3/01/22 .................. 100,000 100,008
Panoche Water District, Revenue, 2021 B, 0.932%, 9/01/22 .................. 125,000 125,014
Panoche Water District, Revenue, 2021 B, 1.182%, 9/01/23 .................. 125,000 124,923
Panoche Water District, Revenue, 2021 B, 1.408%, 9/01/24 .................. 125,000 124,630
Panoche Water District, Revenue, 2021 B, 1.553%, 9/01/25 .................. 130,000 129,164
Panoche Water District, Revenue, 2021 B, 2.006%, 9/01/27 .................. 395,000 389,670
Panoche Water District, Revenue, 2021 B, 2.456%, 9/01/29 .................. 415,000 407,465
Panoche Water District, Revenue, 2021 B, 2.756%, 9/01/31 .................. 435,000 426,785
Panoche Water District, Revenue, 2021 B, 3.106%, 9/01/35 .................. 880,000 863,829
Panoche Water District, Revenue, 2021 B, 3.571%, 9/01/40 .................. 1,155,000 1,131,368
Paramount Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/48 ....................... 2,450,000 2,666,001
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn ., 8/01/43 .................. 32,000,000 8,279,235
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn ., 8/01/48 .................. 28,000,000 4,869,836
Patterson Joint Unified School District ,
GO, 2001 A, NATL Insured, Zero Cpn ., 8/01/22 ........................... 1,900,000 1,890,637
GO, 2001 A, NATL Insured, Zero Cpn ., 8/01/23 ........................... 1,985,000 1,958,221
GO, 2001 A, NATL Insured, Zero Cpn ., 8/01/24 ........................... 2,075,000 2,021,578
GO, 2001 A, NATL Insured, Zero Cpn ., 8/01/25 ........................... 2,170,000 2,079,598
GO, 2001 A, NATL Insured, Zero Cpn ., 8/01/26 ........................... 2,265,000 2,127,006

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Perris Joint Powers Authority , Community Facilities District No. 2018-1 , Special Tax ,
2020 , 4% , 9/01/50 ................................................. $ 1,125,000 $ 1,250,676
Perris Union High School District ,
COP, 2019, Refunding, BAM Insured, 5%, 10/01/48 ........................ 10,000,000 12,371,594
GO, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/42 .................... 5,000,000 5,455,882
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 12,249,910
Placentia-Yorba Linda Unified School District ,
GO, 2008 D, Zero Cpn ., 8/01/43 ....................................... 27,955,000 16,729,933
GO, 2008 D, Zero Cpn ., 8/01/46 ....................................... 89,200,000 46,083,664
GO, 2008 D, Zero Cpn ., 8/01/49 ....................................... 85,000,000 39,850,286
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 11,430,441
Poway Redevelopment Agency Successor Agency ,
Tax Allocation, 2015 A, Refunding, 5%, 12/15/31 .......................... 10,180,000 13,670,495
Tax Allocation, 2015 A, Refunding, 5%, 12/15/32 .......................... 11,215,000 15,305,973
Tax Allocation, 2015 A, Refunding, 5%, 6/15/33 ........................... 5,835,000 8,041,986
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/50 7,500,000 8,630,142
Facilities Improvement District No. 2007-1, GO, B, Zero Cpn ., 8/01/46 .......... 45,000,000 21,782,376
Regents of the University of California ,
Medical Center, Revenue, 2013 J, 5%, 5/15/48 ............................ 75,000,000 80,448,112
Medical Center, Revenue, 2016 L, Refunding, 5%, 5/15/47 ................... 49,575,000 57,664,361
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn ., 8/01/41 ......
27,000,000 35,247,582
Rio Hondo Community College District , GO , 2010 C , Zero Cpn ., 8/01/35 ..........
10,000,000 7,650,496
Ripon Unified School District ,
GO, 2013 A, Refunding, BAM Insured, 5%, 8/01/42 ........................ 2,315,000 2,508,181
GO, 2013 A, Pre-Refunded, BAM Insured, 5%, 8/01/42 ..................... 705,000 767,156
Riverside County Asset Leasing Corp. ,
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn ., 6/01/23 ....... 14,160,000 14,027,444
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn ., 6/01/24 ....... 13,005,000 12,751,787
Riverside County Transportation Commission ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/39 .......................... 11,000,000 11,926,875
Revenue, Senior Lien, 2013 A, 5.75%, 6/01/48 ............................ 10,000,000 10,712,025
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 12,840,921
Rocklin Unified School District ,
GO, 2003, NATL Insured, Zero Cpn ., 8/01/25 ............................. 8,160,000 7,930,998
GO, 2003, NATL Insured, Zero Cpn ., 8/01/26 ............................. 8,695,000 8,311,513
GO, 2003, NATL Insured, Zero Cpn ., 8/01/27 ............................. 9,080,000 8,513,918
GO, 2003, NATL Insured, Zero Cpn ., 8/01/28 ............................. 16,615,000 15,246,378
Community Facilities District No. 3, Special Tax, 2019, BAM Insured, 4%, 9/15/49 .. 11,825,000 13,430,623
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,444,512
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,876,810
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 22,362,892
Sacramento County Sanitation Districts Financing Authority ,
Revenue, 2014 A, Refunding, 5%, 12/01/44 .............................. 25,000,000 27,790,363
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/29 ....................................................... 4,100,000 5,387,766
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/39 ....................................... 3,135,000 3,976,409
Revenue, 2019 G, 5%, 8/15/41 ....................................... 2,500,000 3,157,152
Revenue, 2021 I, Refunding, 5%, 8/15/25 ................................ 5,500,000 6,470,994
Revenue, 2021 I, Refunding, 5%, 8/15/26 ................................ 6,500,000 7,888,860
Revenue, 2021 I, Refunding, 5%, 8/15/27 ................................ 6,500,000 8,114,049
Revenue, 2021 I, Refunding, 5%, 8/15/28 ................................ 4,000,000 5,114,161

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Bernardino Community College District , GO , 2009 B , Zero Cpn ., 8/01/48 ......
$ 66,390,000 $ 30,908,230
San Buenaventura Public Facilities Financing Authority ,
Revenue, 2014 C, Pre-Refunded, 5%, 1/01/39 ............................ 8,500,000 9,407,115
Revenue, 2014 C, Pre-Refunded, 5%, 1/01/44 ............................ 19,395,000 21,464,823
San Diego Community College District , GO , 2009 B , 6% , 8/01/33 ...............
26,880,000 34,616,830
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 9,000,000 11,074,791
Revenue, 2019 A, Refunding, 5%, 7/01/49 ............................... 5,000,000 6,117,564
Revenue, 2019 B, Refunding, 4%, 7/01/44 ............................... 3,000,000 3,380,881
Revenue, 2019 B, Refunding, 5%, 7/01/49 ............................... 5,000,000 6,065,398
Special Facilities, Revenue, 2014 A, 5%, 7/01/44 .......................... 5,645,000 6,293,429
San Diego County Regional Transportation Commission ,
Revenue, 2014 A, Pre-Refunded, 5%, 4/01/44 ............................ 54,915,000 61,419,380
Revenue, 2014 A, Pre-Refunded, 5%, 4/01/48 ............................ 20,000,000 22,368,890
Revenue, 2016 A, 5%, 4/01/48 ........................................ 25,000,000 29,332,880
San Diego County Water Authority ,
Revenue, 2021 A, Refunding, 5%, 5/01/29 ............................... 2,335,000 3,042,567
Revenue, Sub. Lien, 2021 S-1, Refunding, 5%, 5/01/28 ..................... 44,020,000 55,827,141
San Diego Unified School District ,
GO, 1999 A, NATL Insured, Zero Cpn ., 7/01/22 ........................... 8,440,000 8,429,605
GO, 1999 A, NATL Insured, Zero Cpn ., 7/01/23 ........................... 11,120,000 11,073,297
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 104,505,000 120,881,540
GO, 2010 C, Zero Cpn ., 7/01/48 ....................................... 29,840,000 32,729,109
GO, 2012 E, Zero Cpn ., 7/01/47 ....................................... 74,270,000 70,723,125
GO, 2019 L, 4%, 7/01/49 ............................................ 30,000 34,906
GO, F, 5%, 7/01/40 ................................................ 69,510,000 80,520,161
GO, F, 5%, 7/01/45 ................................................ 34,370,000 39,676,164
GO, R-2, Refunding, Zero Cpn ., 7/01/40 ................................. 79,760,000 92,751,548
San Francisco City & County Airport Comm -San Francisco International Airport ,
Revenue, 2016 B, 5%, 5/01/46 ........................................ 28,040,000 32,677,314
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 25,000,000 30,279,795
Revenue, Second Series, 2014 B, 5%, 5/01/44 ............................ 31,000,000 34,443,003
Revenue, Second Series, 2017 A, 5%, 5/01/42 ............................ 20,910,000 24,960,257
Revenue, Second Series, 2017 A, 5%, 5/01/47 ............................ 49,090,000 58,388,186
Revenue, Second Series, 2017 B, 5%, 5/01/47 ............................ 70,725,000 84,834,213
Revenue, Second Series, 2018, 5.25%, 5/01/48 ........................... 120,000,000 146,389,428
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 117,910,000 142,013,492
Revenue, Second Series, 2018 E, 5%, 5/01/48 ............................ 44,650,000 54,429,172
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 6,500,000 7,862,497
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/34 ................... 14,000,000 18,097,240
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/35 ................... 5,000,000 6,426,378
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. 10,000,000 12,014,535
San Gabriel Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn ., 8/01/26 ........................... 3,530,000 3,374,312
GO, 2002 A, AGMC Insured, Zero Cpn ., 2/01/27 ........................... 1,850,000 1,751,747
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 5.65%, 1/15/38 ............................. 106,465,000 150,040,635
Revenue, 1997 A, Refunding, 5.7%, 1/15/40 .............................. 142,645,000 201,646,652
Revenue, 1997 A, Refunding, 5.75%, 1/15/43 ............................. 161,250,000 232,232,879
Revenue, 1997 A, Refunding, 5.75%, 1/15/45 ............................. 143,336,000 208,231,890
Revenue, 1997 A, Refunding, 5.75%, 1/15/46 ............................. 143,336,000 209,552,989
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn ., 1/15/26 ............... 13,155,000 12,508,250
Revenue, Senior Lien, 1993, ETM, Zero Cpn ., 1/01/25 ...................... 5,700,000 5,623,001
Revenue, Senior Lien, 1993, ETM, Zero Cpn ., 1/01/28 ...................... 33,545,000 31,286,170
Revenue, Senior Lien, 1993, ETM, Zero Cpn ., 1/01/29 ...................... 37,050,000 33,999,570

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency, (continued)
Revenue, Senior Lien, 2014 A, Refunding, 5%, 1/15/44 ..................... $ 125,000,000 $ 139,690,325
Revenue, Senior Lien, 2014 A, Refunding, 5%, 1/15/50 ..................... 430,000,000 479,698,669
San Jose Unified School District ,
COP, 2002, AGMC Insured, ETM, Zero Cpn ., 1/01/27 ....................... 7,105,000 6,739,536
COP, 2002, AGMC Insured, ETM, Zero Cpn ., 1/01/29 ....................... 7,105,000 6,473,269
San Juan Unified School District ,
GO, 2003 B, NATL Insured, Zero Cpn ., 8/01/26 ........................... 15,825,000 14,130,641
GO, 2003 B, NATL Insured, Zero Cpn ., 8/01/27 ........................... 18,605,000 17,526,143
GO, 2003 B, NATL Insured, Zero Cpn ., 8/01/28 ........................... 19,470,000 17,939,064
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 11,571,785
San Marcos Public Financing Authority , Revenue , 1994 A , ETM, 6.25% , 9/02/22 ....
15,000,000 15,828,483
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn ., 7/01/25 ..
6,080,000 5,893,798
San Mateo Foster City Public Financing Authority ,
City of San Mateo, Revenue, 2021 B, 5%, 8/01/25 ......................... 30,000,000 35,276,046
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/49 ..................... 29,000,000 36,556,518
Estero Municipal Improvement District, Revenue, 2021 A, 5%, 8/01/25 .......... 14,235,000 16,738,484
San Mateo Union High School District ,
COP, 2007, Pre-Refunded, AMBAC Insured, 5%, 12/15/43 ................... 11,535,000 13,214,963
GO, 2002 B, NATL Insured, Zero Cpn ., 9/01/22 ........................... 5,000,000 4,991,682
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 19,529,867
Sanger Public Financing Authority ,
Revenue, 2013, AGMC Insured, 5%, 6/15/35 ............................. 2,360,000 2,534,651
Revenue, 2013, AGMC Insured, 5%, 6/15/43 ............................. 6,155,000 6,602,884
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 11,257,968
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn ., 4/01/24 ...
8,295,000 7,749,439
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 23,134,894
Santa Maria Joint Union High School District , GO , 2014 , 4% , 8/01/37 ............
14,230,000 15,346,297
Santa Paula Utility Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 2/01/45 ............................ 16,495,000 19,040,137
Revenue, 2015 A, Pre-Refunded, 5%, 2/01/50 ............................ 21,050,000 24,297,963
Santaluz Community Facilities District No. 2 ,
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/25 .... 470,000 532,452
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/26 .... 490,000 566,891
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/27 .... 635,000 747,618
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/28 .... 880,000 1,053,603
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/29 .... 690,000 839,593
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/30 .... 430,000 530,460
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn ., 8/01/42 .................................... 49,000,000 26,907,424
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 11,645,581
Sonoma Community Development Agency Successor Agency , Tax Allocation , 2011 ,
7.125% , 12/01/36 .................................................. 10,775,000 10,874,894
Southern California Public Power Authority , Revenue , 2007 A , 5% , 11/01/33 .......
17,500,000 23,585,160
Southern Mono Health Care District ,
GO, A, NATL Insured, Zero Cpn ., 8/01/28 ................................ 2,340,000 2,091,250
GO, A, NATL Insured, Zero Cpn ., 8/01/29 ................................ 2,440,000 2,117,903
GO, A, NATL Insured, Zero Cpn ., 8/01/30 ................................ 2,550,000 2,143,983
GO, A, NATL Insured, Zero Cpn ., 8/01/31 ................................ 2,660,000 2,171,975
Southwestern Community College District , GO , D , Pre-Refunded , 5% , 8/01/44 .....
10,000,000 11,731,821
State of California ,
GO, 5%, 10/01/22 ................................................. 18,500,000 19,391,189
GO, Refunding, 4%, 10/01/23 ......................................... 31,000,000 33,351,046

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, 5%, 10/01/23 ................................................. $ 20,000,000 $ 21,914,228
GO, 6%, 5/01/24 .................................................. 1,920,000 1,928,432
GO, NATL Insured, 6%, 8/01/24 ....................................... 745,000 759,155
GO, 5.625%, 9/01/24 ............................................... 255,000 260,735
GO, Refunding, 4%, 10/01/24 ......................................... 17,340,000 19,287,872
GO, 5%, 10/01/24 ................................................. 7,000,000 7,994,916
GO, AMBAC Insured, 5.9%, 3/01/25 .................................... 140,000 143,306
GO, Refunding, 5%, 9/01/26 ......................................... 25,000,000 30,341,263
GO, Refunding, 5%, 11/01/28 ......................................... 10,000,000 12,785,851
GO, Refunding, 5%, 12/01/28 ......................................... 24,000,000 30,744,202
GO, Refunding, 5%, 9/01/29 ......................................... 4,000,000 5,204,182
GO, 5%, 11/01/29 ................................................. 10,000,000 13,054,902
GO, Refunding, 5%, 11/01/29 ......................................... 17,000,000 22,193,333
GO, Refunding, 5%, 12/01/29 ......................................... 3,015,000 3,942,705
GO, Refunding, 5%, 9/01/30 ......................................... 4,000,000 5,286,960
GO, Refunding, 5%, 12/01/30 ......................................... 4,000,000 5,313,391
GO, Refunding, 5%, 4/01/31 ......................................... 10,295,000 13,769,351
GO, Refunding, 5%, 3/01/33 ......................................... 5,000,000 6,466,441
GO, 5%, 12/01/34 ................................................. 34,235,000 44,858,360
GO, Refunding, 5%, 3/01/35 ......................................... 51,980,000 66,836,461
GO, 5%, 12/01/35 ................................................. 9,745,000 12,743,770
GO, Refunding, 4%, 3/01/36 ......................................... 10,000,000 11,943,140
GO, 5%, 12/01/36 ................................................. 16,560,000 21,620,193
GO, 5%, 10/01/39 ................................................. 15,000,000 17,759,126
GO, Refunding, 5%, 10/01/41 ......................................... 15,250,000 15,272,678
GO, 5%, 4/01/43 .................................................. 44,745,000 47,677,923
GO, 5%, 10/01/44 ................................................. 25,000,000 28,153,273
GO, 5%, 8/01/45 .................................................. 22,500,000 26,047,487
GO, 5%, 8/01/46 .................................................. 20,000,000 23,751,598
GO, 5%, 10/01/47 ................................................. 81,000,000 95,155,366
GO, 5%, 4/01/49 .................................................. 5,000,000 6,202,357
GO, 1992, NATL Insured, 6%, 10/01/21 ................................. 35,000 35,000
GO, 1996, Pre-Refunded, FGIC Insured, 5.375%, 6/01/26 ................... 1,335,000 1,346,141
GO, 1997, NATL, FGIC Insured, 5.625%, 10/01/26 ......................... 5,005,000 5,140,479
GO, 2004, 5.125%, 4/01/24 .......................................... 5,000 5,019
GO, 2004, 5.2%, 4/01/26 ............................................ 20,000 20,076
GO, 2012, 5%, 4/01/42 ............................................. 85,000,000 86,945,769
GO, 2017, 5%, 11/01/47 ............................................. 10,000,000 12,338,119
Department of Water Resources, Revenue, BD, 5%, 12/01/25 ................ 3,000,000 3,566,617
Department of Water Resources, Revenue, BD, 5%, 12/01/26 ................ 3,250,000 3,989,375
Department of Water Resources, Revenue, BD, 5%, 12/01/27 ................ 8,240,000 10,393,448
Department of Water Resources, Revenue, BD, 5%, 12/01/28 ................ 4,650,000 6,012,587
Department of Water Resources, Revenue, BD, 5%, 12/01/29 ................ 6,665,000 8,813,545
Department of Water Resources, Revenue, BD, 5%, 12/01/30 ................ 9,075,000 12,222,695
State of California Department of Water Resources ,
Revenue, BB, Refunding, 5%, 12/01/32 ................................. 17,110,000 22,883,277
Revenue, BB, Refunding, 5%, 12/01/33 ................................. 21,785,000 29,034,224
Revenue, BB, Refunding, 5%, 12/01/35 ................................. 3,100,000 4,110,266
Sulphur Springs Union School District ,
COP, 2010, AGMC Insured, 6.5%, 12/01/37 .............................. 6,175,000 7,584,894
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 5,215,000 6,466,987
COP, 2010, AGMC Insured, ETM, 6.5%, 12/01/37 .......................... 1,725,000 1,875,910
Temple City Unified School District , GO , A , Pre-Refunded , 5% , 8/01/43 ...........
10,000,000 10,881,637
Three Rivers Levee Improvement Authority ,
Special Tax, 2021 A, Refunding, 3%, 9/01/22 ............................. 105,000 107,189
Special Tax, 2021 A, Refunding, 3%, 9/01/23 ............................. 220,000 229,192

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Three Rivers Levee Improvement Authority, (continued)
Special Tax, 2021 A, Refunding, 3%, 9/01/24 ............................. $ 245,000 $ 258,991
Special Tax, 2021 A, Refunding, 4%, 9/01/25 ............................. 280,000 309,300
Special Tax, 2021 A, Refunding, 4%, 9/01/36 ............................. 1,080,000 1,237,952
Special Tax, 2021 A, Refunding, 4%, 9/01/41 ............................. 2,840,000 3,239,025
Special Tax, 2021 A, Refunding, 4%, 9/01/46 ............................. 2,700,000 3,051,885
Special Tax, 2021 A, Refunding, 4%, 9/01/51 ............................. 5,065,000 5,685,061
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/29 ............................................ 1,500,000 1,920,095
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/31 ............................................ 1,290,000 1,691,817
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/33 ............................................ 1,520,000 1,975,114
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/35 ............................................ 1,020,000 1,230,030
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/49 ............................................ 5,500,000 6,413,588
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 B, 2,
Refunding, 4%, 6/01/49 ............................................ 2,500,000 2,886,991
Town of Tiburon ,
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.375%,
9/02/41 ........................................................ 550,000 543,462
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.5%,
9/02/51 ........................................................ 1,250,000 1,200,703
d
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-02 ECFD, Special Tax, 2021,
3%, 9/01/24 .................................................... 100,000 105,487
City of Tracy Community Facilities District No. 2016-02 ECFD, Special Tax, 2021,
4%, 9/01/25 .................................................... 115,000 126,591
City of Tracy Community Facilities District No. 2016-02 ECFD, Special Tax, 2021,
4%, 9/01/28 .................................................... 120,000 136,570
City of Tracy Community Facilities District No. 2016-02 ECFD, Special Tax, 2021,
4%, 9/01/30 .................................................... 110,000 126,619
City of Tracy Community Facilities District No. 2016-02 ECFD, Special Tax, 2021,
4%, 9/01/36 .................................................... 430,000 491,520
City of Tracy Community Facilities District No. 2016-02 ECFD, Special Tax, 2021,
4%, 9/01/41 .................................................... 665,000 756,802
City of Tracy Community Facilities District No. 2016-02 ECFD, Special Tax, 2021,
4%, 9/01/46 .................................................... 885,000 1,000,649
City of Tracy Community Facilities District No. 2016-02 ECFD, Special Tax, 2021,
4%, 9/01/51 .................................................... 2,210,000 2,488,916
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/45 ........................... 10,410,000 12,919,885
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/49 ........................... 7,985,000 9,873,047
Tulare County Board of Education ,
COP, Pre-Refunded, BAM Insured, 5.375%, 5/01/33 ........................ 3,185,000 3,443,526
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/38 ......................... 8,305,000 8,995,432
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/43 ......................... 10,855,000 11,757,425
Turlock Irrigation District ,
Revenue, 2020, Refunding, 5%, 1/01/37 ................................. 2,090,000 2,670,244
Revenue, 2020, Refunding, 5%, 1/01/38 ................................. 940,000 1,198,217
Revenue, 2020, Refunding, 5%, 1/01/39 ................................. 2,250,000 2,861,186
Revenue, 2020, Refunding, 5%, 1/01/41 ................................. 3,500,000 4,430,549

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Union Elementary School District ,
GO, 1999 A, NATL Insured, Zero Cpn ., 9/01/24 ........................... $ 2,000,000 $ 1,965,875
GO, 2001 B, NATL Insured, Zero Cpn ., 9/01/25 ........................... 5,500,000 5,327,264
GO, 2001 B, NATL Insured, Zero Cpn ., 9/01/26 ........................... 5,850,000 5,568,117
University of California ,
Revenue, 2015 I, Refunding, 5%, 5/15/40 ................................ 22,990,000 26,499,056
Revenue, 2015 I, Refunding, 5%, 5/15/50 ................................ 25,420,000 29,142,889
Revenue, 2016 AR, Refunding, 5%, 5/15/41 .............................. 13,760,000 16,291,772
Revenue, 2016 K, 4%, 5/15/46 ........................................ 19,850,000 22,056,230
Revenue, 2017 M, 5%, 5/15/37 ....................................... 15,410,000 18,777,600
Revenue, 2018 AZ, Refunding, 5%, 5/15/48 .............................. 72,325,000 88,611,765
Revenue, 2018 O, Refunding, 5%, 5/15/39 ............................... 14,400,000 17,770,411
Revenue, 2018 O, Refunding, 5%, 5/15/43 ............................... 30,120,000 36,911,720
Revenue, 2018 O, Refunding, 5%, 5/15/48 ............................... 20,000,000 24,433,128
Revenue, 2018 O, Refunding, 5%, 5/15/58 ............................... 10,000,000 12,193,795
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/40 ........................................................ 260,000 295,082
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/45 ........................................................ 165,000 185,205
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/51 ........................................................ 260,000 290,467
Upland Unified School District , GO , 2011 C , Zero Cpn ., 8/01/45 .................
62,900,000 31,705,091
Vacaville Unified School District , GO , D , 4% , 8/01/45 .........................
2,000,000 2,324,502
Val Verde Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn ., 8/01/34 ........................... 1,000,000 1,340,460
GO, 2015 B, Refunding, BAM Insured, 5%, 8/01/44 ........................ 15,000,000 17,303,639
GO, 2020 A, BAM Insured, 4%, 8/01/46 ................................. 1,450,000 1,654,225
Vallejo Public Financing Authority , Vallejo CA- Hiddenbrooke Improvement District No.
1 , Revenue , 2004 A , 5.8% , 9/01/31 .................................... 3,370,000 3,416,731
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,488,339
Vista Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn ., 8/01/26 ........................... 7,150,000 6,814,992
GO, 2002 A, AGMC Insured, Zero Cpn ., 2/01/27 ........................... 4,795,000 4,516,356
Washington Township Health Care District , GO , 2015 B , 5% , 8/01/45 .............
15,000,000 17,145,322
West Basin Municipal Water District ,
Revenue, 2021 A, Refunding, 5%, 8/01/23 ............................... 2,170,000 2,361,080
Revenue, 2021 A, Refunding, 5%, 8/01/24 ............................... 1,100,000 1,246,476
Revenue, 2021 A, Refunding, 5%, 8/01/25 ............................... 1,365,000 1,602,782
Revenue, 2021 A, Refunding, 5%, 8/01/26 ............................... 1,000,000 1,214,413
West Sacramento Area Flood Control Agency ,
Special Assessment, 2015, AGMC Insured, 5%, 9/01/40 ..................... 3,000,000 3,469,031
Special Assessment, 2015, AGMC Insured, 5%, 9/01/45 ..................... 7,500,000 8,672,577
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 6,636,288
Western Placer Unified School District , COP , 2011 , Pre-Refunded , AGMC Insured ,
5.2% , 11/01/41 .................................................... 1,000,000 1,003,800
Western Riverside Water & Wastewater Financing Authority ,
Revenue, 2009, AGMC Insured, 5.5%, 9/01/34 ............................ 1,750,000 1,757,030
Revenue, 2009, AGMC Insured, 5.625%, 9/01/39 .......................... 2,500,000 2,510,450
16,154,257,079
U.S. Territories 0.8%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2021 A, Refunding, 2.499%, 10/01/25 ........................... 1,480,000 1,500,630

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Antonio B Won Pat International Airport Authority, (continued)
Revenue, 2021 A, Refunding, 2.699%, 10/01/26 ........................... $ 2,445,000 $ 2,475,638
Revenue, 2021 A, Refunding, 2.899%, 10/01/27 ........................... 1,325,000 1,339,156
Revenue, 2021 A, Refunding, 3.099%, 10/01/28 ........................... 2,375,000 2,397,938
Revenue, 2021 A, Refunding, 3.189%, 10/01/29 ........................... 3,560,000 3,595,177
Revenue, 2021 A, Refunding, 3.339%, 10/01/30 ........................... 2,400,000 2,435,046
Revenue, 2021 A, Refunding, 3.489%, 10/01/31 ........................... 2,155,000 2,198,373
Revenue, 2021 A, Refunding, 3.839%, 10/01/36 ........................... 9,650,000 9,958,543
Revenue, 2021 A, Refunding, 4.46%, 10/01/43 ............................ 2,400,000 2,496,504
28,397,005
Puerto Rico 0.6%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 6,210,000 6,363,996
Revenue, 2002, 5.625%, 5/15/43 ...................................... 16,000,000 16,086,104
e
Puerto Rico Electric Power Authority ,
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/29 ............................. 20,000,000 19,600,000
Revenue, 2012 A RSA-1 2013 A, 7%, 7/01/33 ............................. 50,000,000 50,437,500
Revenue, WW-RSA-1, 5%, 7/01/28 .................................... 12,030,000 11,789,400
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 5,800,000 6,003,000
110,280,000
Total U.S. Territories .................................................................... 138,677,005
Total Municipal Bonds (Cost $14,061,337,213) ..................................
16,292,934,084
a a a a
Short Term Investments 2.6%
Municipal Bonds 2.6%
California 2.6%
f
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 0.05% ,
9/01/38 ......................................................... 12,150,000 12,150,000
f
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 B , LOC Wells Fargo Bank NA , Daily VRDN and
Put , 0.04% , 8/15/47 ................................................ 28,435,000 28,435,000
f
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 0.05% , 7/01/46 ................................ 10,500,000 10,500,000
f
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 0.05% , 10/01/41 .................................. 41,165,000 41,165,000
f
Los Angeles Department of Water & Power , Power System , Revenue , 2001 B-6 ,
Refunding , SPA Barclays Bank plc , Daily VRDN and Put , 0.05% , 7/01/34 ........ 10,300,000 10,300,000
f
Metropolitan Water District of Southern California , Revenue , 2018 A-1 , Refunding , SPA
TD Bank NA , Daily VRDN and Put , 0.04% , 7/01/37 ......................... 6,575,000 6,575,000
f
Orange County Water District , COP , 2003 A , LOC Bank of America NA , Daily VRDN
and Put , 0.03% , 8/01/42 ............................................. 25,000,000 25,000,000
f
Santa Clara Valley Transportation Authority ,
2000 Measure A Sales Tax, Revenue, 2008 C, Refunding, SPA TD Bank NA, Daily
VRDN and Put, 0.07%, 4/01/36 ...................................... 26,160,000 26,160,000
2000 Measure A Sales Tax, Revenue, 2008 D, Refunding, SPA TD Bank NA, Daily
VRDN and Put, 0.05%, 4/01/36 ...................................... 28,895,000 28,895,000
f
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.05% , 7/01/36 ........................... 33,100,000 33,100,000
f
State of California ,
GO, 2003 C-4, LOC US Bank NA, Daily VRDN and Put, 0.03%, 5/01/33 ......... 27,700,000 27,700,000

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
f
State of California, (continued)
GO, 2004 A-2, LOC State Street Bank & Trust Co., Daily VRDN and Put, 0.07%,
5/01/34 ........................................................ $ 16,730,000 $ 16,730,000
f
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.04%, 5/15/48 .................. 73,025,000 73,025,000
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.07%, 5/15/48 .......... 16,000,000 16,000,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.04%, 5/15/48 .......... 24,105,000 24,105,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.03%, 5/15/48 .......... 59,735,000 59,735,000
439,575,000
Total Municipal Bonds (Cost $439,575,000) .....................................
439,575,000
Total Short Term Investments (Cost $439,575,000 ) ...............................
439,575,000
a
Total Investments (Cost $14,500,912,213) 97.4% ................................
$16,732,509,084
Other Assets, less Liabilities 2.6% .............................................
458,827,971
Net Assets 100.0% ...........................................................
$17,191,337,055
See Abbreviations on page 46 .
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $741,935,714, representing 4.3% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
Security purchased on a when-issued basis. See Note 1(b).
e
See Note 7 regarding defaulted securities.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
September 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $14,500,912,213
Value - Unaffiliated issuers .................................................................. $16,732,509,084
Cash .................................................................................... 359,162,239
Receivables:
Investment securities sold ................................................................... 42,626,550
Capital shares sold ........................................................................ 16,045,642
Interest ................................................................................. 169,403,545
Total assets .......................................................................... 17,319,747,060
Liabilities:
Payables:
Investment securities purchased .............................................................. 78,787,398
Capital shares redeemed ................................................................... 34,706,251
Management fees ......................................................................... 6,306,919
Distribution fees .......................................................................... 1,824,240
Transfer agent fees ........................................................................ 1,335,088
Distributions to shareholders ................................................................. 4,885,988
Accrued expenses and other liabilities ........................................................... 564,121
Total liabilities ......................................................................... 128,410,005
Net assets, at value ................................................................. $17,191,337,055
Net assets consist of:
Paid-in capital ............................................................................. $15,725,412,342
Total distributable earnings (losses) ............................................................. 1,465,924,713
Net assets, at value ................................................................. $17,191,337,055

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,478,688,958
Shares outstanding ........................................................................ 320,996,023
Net asset value per share
a
.................................................................. $7.72
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.02
Class A1:
Net assets, at value ....................................................................... $10,849,180,675
Shares outstanding ........................................................................ 1,407,004,870
Net asset value per share
a
.................................................................. $7.71
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.01
Class C:
Net assets, at value ....................................................................... $837,329,063
Shares outstanding ........................................................................ 108,812,374
Net asset value and maximum offering price per share
a
............................................. $7.70
Class R6:
Net assets, at value ....................................................................... $338,235,072
Shares outstanding ........................................................................ 43,916,386
Net asset value and maximum offering price per share ............................................. $7.70
Advisor Class:
Net assets, at value ....................................................................... $2,687,903,287
Shares outstanding ........................................................................ 349,215,559
Net asset value and maximum offering price per share ............................................. $7.70
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Operations
for the period ended September 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $282,107,067
Expenses:
Management fees (Note 3 a ) ................................................................... 37,779,555
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,851,335
    Class A1 ............................................................................... 5,293,224
    Class C ................................................................................ 3,164,543
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 581,266
    Class A1 ............................................................................... 2,839,457
    Class C ................................................................................ 248,096
    Class R6 ............................................................................... 39,369
    Advisor Class ............................................................................ 675,391
Custodian fees (Note 4 ) ...................................................................... 33,212
Reports to shareholders fees .................................................................. 81,601
Registration and filing fees .................................................................... 131,619
Professional fees ........................................................................... 121,490
Trustees' fees and expenses .................................................................. 69,695
Other .................................................................................... 246,920
Total expenses ......................................................................... 54,156,773
Expense reductions (Note 4 ) ............................................................... (16,748)
Expenses waived/paid by affiliates (Not e 3f ) .................................................... (7,744)
Net expenses ......................................................................... 54,132,281
Net investment income ................................................................ 227,974,786
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 107,491,184
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (98,622,565)
Net realized and unrealized gain (loss) ............................................................ 8,868,619
Net increase (decrease) in net assets resulting from operations .......................................... $236,843,405

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin California Tax-Free Income Fund
Six Months Ended
September 30, 2021
(unaudited)
Year Ended
March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $227,974,786 $490,235,889
Net realized gain (loss) ................................................. 107,491,184 22,797,752
Net change in unrealized appreciation (depreciation) ........................... (98,622,565) 421,902,497
Net increase (decrease) in net assets resulting from operations ................ 236,843,405 934,936,138
Distributions to shareholders:
Class A ............................................................. (27,712,575) (48,518,935)
Class A1 ............................................................ (144,408,637) (328,240,709)
Class C ............................................................. (9,947,857) (25,424,832)
Class R6 ............................................................ (4,304,158) (6,958,278)
Advisor Class ........................................................ (35,656,075) (70,956,814)
Total distributions to shareholders .......................................... (222,029,302) (480,099,568)
Capital share transactions: (Note 2 )
Class A ............................................................. 408,207,258 639,600,509
Class A1 ............................................................ (250,411,189) (679,834,875)
Class C ............................................................. (184,636,654) (132,618,274)
Class R6 ............................................................ 57,699,760 90,043,567
Advisor Class ........................................................ 189,020,813 548,024,489
Total capital share transactions ............................................ 219,879,988 465,215,416
Net increase (decrease) in net assets ................................... 234,694,091 920,051,986
Net assets:
Beginning of period ..................................................... 16,956,642,964 16,036,590,978
End of period .......................................................... $17,191,337,055 $16,956,642,964

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Effective August
2, 2021, Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
The Fund purchases securities on a when-issued or delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2021, the Fund
has determined that no tax liability is required in its financial

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At September 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
September 30, 2021
Year Ended
March 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 72,336,662 $566,600,980 116,764,837 $900,106,033
Shares issued in reinvestment of distributions .......... 3,189,595 24,913,199 5,649,675 43,540,099
Shares redeemed ............................... (23,444,538) (183,306,921) (39,521,104) (304,045,623)
Net increase (decrease) .......................... 52,081,719 $408,207,258 82,893,408 $639,600,509
Class A1 Shares:
Shares sold ................................... 16,937,985 $132,316,124 38,448,447 $295,862,358
Shares issued in reinvestment of distributions .......... 15,533,358 121,168,275 35,578,222 273,460,524
Shares redeemed ............................... (64,514,427) (503,895,588) (163,644,176) (1,249,157,757)
Net increase (decrease) .......................... (32,043,084) $(250,411,189) (89,617,507) $(679,834,875)
Class C Shares:
Shares sold ................................... 6,291,152 $49,075,960 21,886,128 $168,140,968
Shares issued in reinvestment of distributions .......... 1,217,940 9,486,532 3,102,271 23,791,412
Shares redeemed
a
.............................. (31,163,799) (243,199,146) (42,202,150) (324,550,654)
Net increase (decrease) .......................... (23,654,707) $(184,636,654) (17,213,751) $(132,618,274)
Class R6 Shares:
Shares sold ................................... 11,182,742 $87,305,670 18,408,171 $141,741,350
Shares issued in reinvestment of distributions .......... 544,507 4,241,621 897,010 6,895,210
Shares redeemed ............................... (4,338,181) (33,847,531) (7,653,152) (58,592,993)
Net increase (decrease) .......................... 7,389,068 $57,699,760 11,652,029 $90,043,567
Advisor Class Shares:
Shares sold ................................... 47,093,341 $367,118,588 129,992,816 $988,998,367
Shares issued in reinvestment of distributions .......... 4,019,496 31,306,601 8,037,135 61,706,862
Shares redeemed ............................... (26,861,381) (209,404,376) (65,656,687) (502,680,740)
Net increase (decrease) .......................... 24,251,456 $189,020,813 72,373,264 $548,024,489
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended September 30, 2021, the annualized gross effective investment management fee rate was 0.435% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rates for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $273,498
CDSC retained .............................................................................. $25,558
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended September 30, 2021, the Fund paid transfer agent fees of $4,383,579, of which $2,222,477 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until July 31, 2022.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended September 30, 2021, these purchase and sale transactions aggregated $88,480,000 and $0, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended September 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At March 31, 2021, the capital loss carryforwards were as follows:
At September 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $460,332,105
Long term ................................................................................ 433,219,537
Total capital loss carryforwards ............................................................... $893,551,642
Cost of investments .......................................................................... $14,501,273,678
Unrealized appreciation ........................................................................ $2,284,205,956
Unrealized depreciation ........................................................................ (52,970,550)
Net unrealized appreciation (depreciation) .......................................................... $2,231,235,406
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2021, aggregated
$1,903,832,805 and $2,196,578,153, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September
30, 2021, the aggregate value of these securities was $81,826,900, representing 0.5% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2021, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2021, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
11. Fair Value Measurements
(continued)

Franklin California Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin California Tax-Free Income Fund
Shareholder Information

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Semiannual Report
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1112 S 11/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin California Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November
29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November
29, 2021

By S\Jeffrey W. White________________________

Jeffrey W. White
     Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date November
29, 2021